UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
4/30/12 (Unaudited)

MORTGAGE-BACKED SECURITIES (32.9%)(a)
			Principal amount	Value

American Home Mortgage Investment Trust
Ser. 07-1, Class GIOP, IO, 2.078s, 2047			$3,157,749	$384,807
FRB Ser. 07-1, Class GA1A, 0.399s, 2047			14,815,121	8,000,165

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			318,946	240,804
Ser. 01-1, Class K, 6 1/8s, 2036			718,000	86,809
Ser. 07-5, Class XW, IO, 0.58s, 2051			202,470,881	3,067,434

Barclays Capital LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.823s, 2046			39,770,785	1,640,545
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047			95,028,134	4,076,707
Ser. 09-RR7, Class 2A1, IO, 0 3/4s, 2047			104,963,204	2,697,554
Ser. 09-RR7, Class 1A1, IO, 0 3/4s, 2046			109,853,486	2,812,249

Bear Stearns Alt-A Trust FRB Ser. 06-3, Class 31A1, 3.157s, 2036			3,799,594	1,633,825

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-IM1, Class A1, 0.469s, 2036			2,595,442	1,297,721

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 05-PWR7, Class B, 5.214s, 2041(F)			1,641,000	1,477,252

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			17,382,194	451,937
Ser. 07-AR5, Class 1X2, IO, 0 1/2s, 2047			10,668,628	224,041
Ser. 06-AR5, Class 1X, IO, 0 1/2s, 2046			23,845,957	441,150
FRB Ser. 06-AR3, Class 1A1, 0.419s, 2036			2,064,562	1,042,604
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			12,459,799	174,437

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR1, Class A3, 0.459s, 2037			5,105,750	2,731,576

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.089s, 2044			63,723,520	235,674

Commercial Mortgage Pass-Through Certificates FRB Ser. 04-LB3A, Class E, 5.526s, 2037(F)			1,522,000	1,492,695

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.88s, 2014 (United Kingdom)		GBP	868,987	987,195
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	286,401	348,601

Countrywide Alternative Loan Trust
Ser. 06-0A19, Class XP, IO, 2.588s, 2047			$36,466,998	2,620,012
FRB Ser. 05-38, Class A1, 1.658s, 2035			2,279,045	1,458,589
FRB Ser. 05-62, Class 2A1, 1.158s, 2035			2,587,321	1,526,519
FRB Ser. 05-38, Class A3, 0.589s, 2035			3,255,021	1,953,012
FRB Ser. 07-AL1, Class A1, 0.489s, 2037			5,133,609	2,258,788
FRB Ser. 06-OA6, Class 1A1A, 0.449s, 2046			6,718,844	3,896,930
FRB Ser. 06-OA17, Class 1A1A, 0.435s, 2046			5,727,581	2,935,385
FRB Ser. 06-OA21, Class A1, 0.43s, 2047			4,565,589	2,288,730
FRB Ser. 06-OA12, Class A1B, 0.43s, 2046			9,867,150	4,958,243
FRB Ser. 06-OA8, Class 1A1, 0.429s, 2046			4,819,324	2,795,208
FRB Ser. 07-OA4, Class A1, 0.409s, 2047			6,052,110	3,752,308
FRB Ser. 06-OC8, Class 2A2B, 0.409s, 2036			11,092,991	5,851,553
FRB Ser. 07-OA7, Class A1B, 0.379s, 2047			2,552,315	1,449,077
FRB Ser. 07-OA3, Class 1A1, 0.379s, 2047			3,425,289	2,200,749
FRB Ser. 06-OA18, Class A1, 0.359s, 2046			9,778,186	6,160,257
FRB Ser. 06-OC8, Class 2A2A, 0.359s, 2036			3,529,305	1,694,066
FRB Ser. 06-HY11, Class A1, 0.359s, 2036			3,719,195	2,064,153

Countrywide Home Loans
FRB Ser. 07-HYB2, Class 3A1, 2.85s, 2047			3,933,927	2,061,378
FRB Ser. 06-OA4, Class A1, 1.118s, 2046			3,242,997	1,475,564
FRB Ser. 05-3, Class 1A2, 0.529s, 2035			1,257,122	813,986
FRB Ser. 06-OA4, Class A2, 0.509s, 2046			2,564,390	1,141,153

CS First Boston Mortgage Securities Corp. Ser. 05-C6, Class AJ, 5.23s, 2040(F)(FWC)			2,073,000	2,047,396

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			691,000	192,563

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.569s, 2036			11,591,106	4,926,220
FRB Ser. 06-OA1, Class A1, 0.439s, 2047			2,475,936	1,491,751

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031(F)			552,708	532,013

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.863s, 2014 (United Kingdom)(F)		GBP	45,682	48,094

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.639s, 2032			$531,936	841,522
IFB Ser. 3408, Class EK, 24.826s, 2037			340,703	545,832
IFB Ser. 2979, Class AS, 23.392s, 2034			175,928	241,966
IFB Ser. 3072, Class SM, 22.916s, 2035			566,123	874,452
IFB Ser. 3072, Class SB, 22.769s, 2035			507,085	779,902
IFB Ser. 3031, Class BS, 16.124s, 2035			787,667	1,061,070
IFB Ser. 3951, Class CS, IO, 6.51s, 2026			13,059,973	2,354,191
IFB Ser. 3727, Class PS, IO, 6.46s, 2038			5,966,493	771,797
IFB Ser. 3895, Class SM, IO, 6.41s, 2040			11,610,702	1,921,200
IFB Ser. 3940, Class PS, IO, 6.41s, 2040			14,227,656	2,445,734
IFB Ser. 3994, Class AS, IO, 6.26s, 2042			11,507,647	2,266,431
IFB Ser. 4032, Class SA, IO, 6.258s, 2042			15,104,000	2,275,040
IFB Ser. 3922, Class CS, IO, 5.86s, 2041			5,077,491	779,547
IFB Ser. 3852, Class TB, 5.76s, 2041			3,683,389	3,856,324
IFB Ser. 3768, Class PS, IO, 5.76s, 2036			13,886,833	1,794,362
IFB Ser. 3753, Class S, IO, 5.71s, 2040			6,017,697	985,398
Ser. 3632, Class CI, IO, 5s, 2038			2,485,111	201,890
Ser. 3626, Class DI, IO, 5s, 2037			1,629,571	76,508
Ser. 4000, Class PI, IO, 4 1/2s, 2042			5,234,455	755,855
Ser. 3747, Class HI, IO, 4 1/2s, 2037			1,371,185	161,527
Ser. 4010, Class NI, IO, 4s, 2041			9,587,445	1,505,900
Ser. 3738, Class MI, IO, 4s, 2034			14,363,939	1,270,671
Ser. 3748, Class NI, IO, 4s, 2034			7,069,850	638,690
Ser. 3736, Class QI, IO, 4s, 2034			17,428,073	827,833
Ser. 3751, Class MI, IO, 4s, 2034			19,005,856	958,275
Ser. 3740, Class KI, IO, 4s, 2033			8,897,613	366,226
Ser. T-57, Class 1AX, IO, 0.426s, 2043			5,501,370	68,767
Ser. 3124, Class DO, PO, zero %, 2036			29,927	25,823
FRB Ser. 3326, Class WF, zero %, 2035			21,197	18,674
FRB Ser. 3030, Class EF, zero %, 2035			22,914	22,828
FRB Ser. 3007, Class LU, zero %, 2035			14,657	12,459

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.468s, 2036			713,253	1,281,148
IFB Ser. 07-53, Class SP, 23.325s, 2037			492,953	766,614
IFB Ser. 08-24, Class SP, 22.408s, 2038			437,136	651,875
IFB Ser. 05-75, Class GS, 19.534s, 2035			545,824	781,243
IFB Ser. 05-83, Class QP, 16.773s, 2034			560,158	761,815
IFB Ser. 10-129, Class PS, IO, 6.461s, 2038			15,630,001	2,696,175
IFB Ser. 12-2, Class PS, IO, 6.311s, 2041			4,679,447	1,017,780
IFB Ser. 11-51, Class SJ, IO, 6.311s, 2041			7,836,017	1,372,400
IFB Ser. 404, Class S13, IO, 6.161s, 2040			12,256,332	1,703,789
IFB Ser. 10-35, Class SG, IO, 6.161s, 2040			10,015,008	1,618,626
IFB Ser. 10-140, Class GS, IO, 5.761s, 2039			20,570,393	3,188,411
IFB Ser. 11-51, Class SM, IO, 5.611s, 2041			13,137,059	1,925,630
IFB Ser. 10-46, Class WS, IO, 5.511s, 2040			9,522,683	1,181,098
Ser. 374, Class 6, IO, 5 1/2s, 2036			2,088,010	282,215
Ser. 398, Class C5, IO, 5s, 2039			1,690,851	162,153
Ser. 10-13, Class EI, IO, 5s, 2038			1,080,815	68,528
Ser. 378, Class 19, IO, 5s, 2035			5,199,282	640,208
Ser. 12-30, Class TI, IO, 4 1/2s, 2041			4,144,242	801,248
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			23,938,823	4,551,728
Ser. 366, Class 22, IO, 4 1/2s, 2035			1,861,952	147,858
Ser. 406, Class 2, IO, 4s, 2041			7,667,209	1,164,649
Ser. 406, Class 1, IO, 4s, 2041			4,943,687	797,417
Ser. 03-W10, Class 1, IO, 1.431s, 2043			1,051,432	49,614
Ser. 00-T6, IO, 0.771s, 2030			4,210,466	74,999
Ser. 99-51, Class N, PO, zero %, 2029			60,383	57,580
IFB Ser. 06-48, Class FG, zero %, 2036			9,720	9,712

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.085s, 2020(F)			5,336,867	135,188

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			891,000	473,497

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			5,460	4,943

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.831s, 2041			7,489,346	8,177,393
IFB Ser. 11-56, Class SG, 6.831s, 2041			4,279,094	4,698,017
IFB Ser. 10-142, Class SA, IO, 6.46s, 2039			6,611,067	926,582
IFB Ser. 10-151, Class SL, IO, 6.46s, 2039			3,481,856	593,169
IFB Ser. 11-37, Class SB, IO, 6.46s, 2038			8,424,952	1,161,784
IFB Ser. 10-85, Class SD, IO, 6.41s, 2038			1,141,122	192,005
IFB Ser. 11-37, Class SD, IO, 6.41s, 2038			10,839,359	1,481,567
IFB Ser. 10-163, Class SI, IO, 6.389s, 2037			9,255,221	1,606,771
IFB Ser. 10-47, Class HS, IO, 6.36s, 2039			3,811,089	615,834
IFB Ser. 10-120, Class SB, IO, 5.96s, 2035			2,265,392	241,015
IFB Ser. 10-20, Class SC, IO, 5.91s, 2040			590,008	99,599
IFB Ser. 11-79, Class AS, IO, 5.87s, 2037			7,005,170	763,002
IFB Ser. 10-115, Class SN, IO, 5.86s, 2038			3,354,998	520,427
IFB Ser. 10-116, Class SL, IO, 5.81s, 2039			3,405,922	542,393
IFB Ser. 11-70, Class SM, IO, 5.65s, 2041			5,451,000	1,601,177
IFB Ser. 11-70, Class SH, IO, 5.65s, 2041			5,599,000	1,656,520
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			3,999,483	486,817
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			996,777	170,542
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			3,976,207	557,464
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			11,406,916	1,633,470
Ser. 12-8, Class PI, IO, 4s, 2041			7,458,082	1,314,860
Ser. 11-116, Class BI, IO, 4s, 2026			19,506,638	2,202,494
Ser. 12-H02, Class AI, IO, 1.761s, 2062			14,014,016	1,037,878
Ser. 12-H05, Class AI, IO, 1.222s, 2062			40,848,870	2,138,030
Ser. 12-H04, Class FI, IO, 0.942s, 2062			40,568,013	1,876,271
Ser. 11-70, PO, zero %, 2041			12,374,311	9,711,236
Ser. 06-36, Class OD, PO, zero %, 2036			23,849	22,005

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO, 1s, 2036			12,018,496	424,253

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042(F)			1,583,000	1,456,693

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.37s, 2039(F)			133,971,056	2,398,268

GSC Capital Corp. Mortgage Trust
FRB Ser. 06-1, Class A1, 0.439s, 2036			1,471,355	779,818
FRB Ser. 06-2, Class A1, 0.419s, 2036			2,123,789	924,124

GSR Mortgage Loan Trust FRB Ser. 06-OA1, Class 3A1, 2.706s, 2046			6,115,216	3,195,200

Harborview Mortgage Loan Trust
FRB Ser. 05-7, Class 1A1, 3.074s, 2045			13,442,621	6,788,524
FRB Ser. 05-3, Class 2A1A, 0.48s, 2035			2,305,295	1,551,830
FRB Ser. 06-7, Class 2A1A, 0.44s, 2046			2,908,326	1,759,537

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1, 0.419s, 2037			7,931,118	4,203,493

IndyMac Indx Mortgage Loan Trust FRB Ser. 06-AR35, Class 2A1A, 0.409s, 2037			10,772,319	5,782,172

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.439s, 2037			4,103,232	1,754,132
FRB Ser. 06-A7, Class 1A1, 0.399s, 2036			2,266,436	1,082,400
FRB Ser. 06-A6, Class 1A1, 0.399s, 2036			3,994,331	2,177,130
FRB Ser. 07-A1, Class 1A1A, 0.379s, 2037			1,613,327	693,731

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.215s, 2051			123,191,701	1,251,258

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031(F)			492,082	497,049
Ser. 98-C4, Class J, 5.6s, 2035			965,000	1,018,751

LB-UBS Commercial Mortgage Trust 144A Ser. 02-C2, Class K, 6.529s, 2035(F)			1,440,000	1,446,343

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO, zero %, 2047			9,342,682	297,798

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.518s, 2028(F)			648,487	15,564

Merrill Lynch Mortgage Trust
Ser. 2005-LC1, Class AJ, 5.505s, 2044(F)(FWC)			1,223,000	1,203,995
Ser. 05-CKI1, Class AJ, 5.391s, 2037(F)(FWC)			2,509,000	2,439,836
Ser. 04-KEY2, Class D, 5.046s, 2039			993,000	866,393

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.751s, 2037			949,645	71,223
Ser. 07-C5, Class X, IO, 5.164s, 2049			4,198,123	314,859

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039(F)			3,360,000	2,924,501

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.987s, 2012			1,459	—

Residential Accredit Loans, Inc.
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046			14,841,265	771,746
Ser. 06-Q07, Class X1, IO, 0.9s, 2046			10,081,920	322,621
FRB Ser. 06-QO3, Class A2, 0.499s, 2046			8,963,755	3,612,393

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			376,000	376,000

Structured Asset Mortgage Investments Trust Ser. 07-AR6, Class X2, IO, 0 1/2s, 2047			57,503,419	1,178,820

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046			23,935,192	907,144
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037			8,302,266	178,499
FRB Ser. 06-AR1, Class 3A1, 0.469s, 2036			1,380,050	789,665
Ser. 06-AR8, Class X, IO, 0.4s, 2036			36,545,358	493,362

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.009s, 2045			7,245,199	1,159,232

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C20, Class B, 5.409s, 2042			2,591,000	2,413,936
Ser. 07-C34, IO, 0.543s, 2046			34,031,262	496,856

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.389s, 2036			1,489,908	655,560

WAMU Mortgage Pass-Through Certificates FRB Ser. 05-AR17, Class A1C3, 0.719s, 2045			2,196,012	973,108

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 06-AR9, Class 2A, 1.009s, 2046			7,126,561	2,886,257

Total mortgage-backed securities (cost $260,143,263)				$269,776,710

CORPORATE BONDS AND NOTES (31.3%)(a)
			Principal amount	Value

Basic materials (1.9%)

Associated Materials, LLC company guaranty sr. notes 9 1/8s, 2017			$139,000	$125,100

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			695,000	708,900

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			620,000	666,500

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			430,000	461,175

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.474s, 2013 (Netherlands)			165,000	156,750

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			650,000	666,250

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			370,000	400,525

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			542,000	560,970

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			420,000	425,324

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			255,000	258,139

Grohe Holding GmbH 144A company guaranty sr. notes FRN 4.876s, 2017 (Germany)		EUR	721,000	913,368

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			$97,000	92,393

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			375,000	392,813

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			661,000	754,366

INEOS Finance PLC 144A company guaranty sr. notes 9 1/4s, 2015 (United Kingdom)		EUR	270,000	380,798

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			$130,000	139,100

INEOS Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (Britain)			100,000	102,750

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	553,000	673,197

LyondellBasell Industries NV 144A company guaranty sr. notes 6s, 2021 (Netherlands)			$500,000	540,000

LyondellBasell Industries NV 144A sr. unsec. notes 5 3/4s, 2024 (Netherlands)			525,000	542,063

LyondellBasell Industries NV 144A sr. unsec. notes 5s, 2019 (Netherlands)			950,000	980,875

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	310,000	321,573

Momentive Performance Materials, Inc. notes 9s, 2021			$96,000	83,040

Monaco SpinCo, Inc. 144A company guaranty sr. unsec notes 6 3/4s, 2020			90,000	93,150

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			360,000	396,900

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			546,000	546,000

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	686,000	977,716

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.307s, 2015 (Germany)		EUR	339,000	440,891

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$259,000	260,295

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			341,000	385,330

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			732,000	849,120

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			550,000	570,625

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			291,000	333,595

Thompson Creek Metals Co., Inc. company guaranty sr. unsec. notes 7 3/8s, 2018			37,000	31,635

TPC Group, LLC company guaranty sr. notes 8 1/4s, 2017			456,000	478,800

Verso Paper Holdings, LLC/Verso Paper, Inc. company guaranty sr. notes 8 3/4s, 2019			200,000	98,000

				15,808,026
Capital goods (1.8%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			466,000	477,068

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			225,000	242,438

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			574,000	612,745

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			244,000	252,540

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			83,000	92,338

ARD Finance SA sr. sec. Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	150,000	179,978

ARD Finance SA 144A sr. notes 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	105,964	127,141

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	190,000	264,601

Ardagh Packaging Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (Ireland)		EUR	130,000	181,043

Ball Corp. company guaranty sr. unsec. notes 5s, 2022			$82,000	83,435

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			689,000	761,345

BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			325,000	329,875

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			199,000	210,940

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			56,000	61,180

Berry Plastics Holding Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2016			425,000	439,875

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			345,000	364,838

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	100,000	142,447

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$909,000	977,175

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			860,000	1,116,321

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			57,000	63,983

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			587,000	578,195

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			265,000	278,250

Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United Kingdom)		EUR	350,000	438,972

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	593,000	847,633

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			$160,000	167,200

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			185,000	185,925

Reynolds Group Issuer, Inc. 144A sr. unsec. notes 8 1/2s, 2021 (New Zealand)			120,000	115,800

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. notes 7 3/4s, 2016			843,000	1,163,739

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. notes 7 7/8s, 2019			150,000	162,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A sr. unsec. notes 9 7/8s, 2019			150,000	156,000

Ryerson, Inc. company guaranty sr. notes 12s, 2015			777,000	810,023

Silgan Holdings, Inc. 144A sr. notes 5s, 2020			127,000	128,270

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			345,000	374,325

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			330,000	354,750

Terex Corp. sr. unsec. sub. notes 8s, 2017			137,000	143,508

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			742,000	758,695

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017			275,000	281,188

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			232,000	255,200

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			665,000	724,850

				14,905,829
Communication services (3.8%)

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			170,000	176,800

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			200,000	219,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			400,000	432,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2018			311,000	336,658

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			296,000	309,320

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			237,000	253,590

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			347,000	374,760

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			195,000	196,950

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			620,000	579,700

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			811,000	748,148

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			550,000	515,625

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			870,000	906,975

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,110,000	1,168,275

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			160,000	175,200

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			717,000	747,473

Equinix, Inc. sr. unsec. notes 7s, 2021			305,000	333,213

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			140,000	150,850

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			1,586,000	1,661,335

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			488,000	522,160

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			594,000	643,748

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			979,000	1,052,425

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			323,000	339,150

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			2,168,562	2,260,726

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			586,000	607,975

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			310,000	320,075

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		EUR	305,000	419,353

Kabel Deutschland GmbH 144A sr. sec. bonds 6 1/2s, 2018 (Germany)		EUR	245,000	340,188

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$285,000	310,650

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			85,000	87,338

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes FRN 8 5/8s, 2020			332,000	347,770

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			131,000	142,790

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			945,000	970,988

Nextel Communications, Inc. company guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015			131,000	127,070

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			839,000	939,680

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			195,000	181,838

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			616,000	672,980

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			371,000	420,158

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	410,000	602,177

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			$359,000	359,898

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			145,000	163,125

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			382,000	422,110

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			153,000	168,683

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			263,000	281,739

Sprint Capital Corp. company guaranty 8 3/4s, 2032			79,000	66,953

Sprint Capital Corp. company guaranty 6 7/8s, 2028			110,000	82,225

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			2,049,000	1,972,163

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			330,000	299,475

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			539,000	594,248

Sprint Nextel Corp. 144A sr. unsec. notes 9 1/8s, 2017			370,000	367,225

Sunrise Communications Holdings SA 144A company guaranty sr. notes 8 1/2s, 2018 (Luxembourg)		EUR	145,000	201,355

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		CHF	160,000	185,957

Sunrise Communications International SA 144A company guaranty sr. notes 7s, 2017 (Luxembourg)		EUR	100,000	139,644

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	678,000	964,429

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	489,000	676,922

UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)		EUR	677,000	937,287

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	79,000	143,248

Virgin Media Finance PLC company guaranty sr. unsec. unsub. notes 5 1/4s, 2022 (United Kingdom)			$200,000	199,761

Wind Acquisition Finance SA 144A company guaranty sr. sec. bonds 7 3/8s, 2018 (Luxembourg)		EUR	760,000	904,828

Wind Acquisition Holding company guaranty sr. notes Ser. REGS, 12 1/4s, 2017 (Luxembourg)(PIK)		EUR	235,597	267,039

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$140,000	150,500

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			584,000	645,320

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			254,000	272,415

				31,062,160
Consumer cyclicals (5.7%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			60,000	63,900

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			50,000	42,250

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			955,000	833,238

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			560,000	495,600

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			410,000	399,750

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			522,000	551,363

AmeriGas Finance, LLC/AmeriGas Finance Corp. company guaranty sr. unsec notes 7s, 2022			335,000	342,538

ARAMARK Holdings Corp. 144A sr. unsec. notes 8 5/8s, 2016(PIK)			167,000	170,968

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			600,000	651,000

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			130,000	132,600

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 6 7/8s, 2015			172,000	157,380

Beazer Homes USA, Inc. sr. unsec. notes 9 1/8s, 2019			164,000	137,350

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			675,000	555,188

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			235,000	252,038

Building Materials Corp. 144A sr. notes 7s, 2020			140,000	149,450

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			180,000	189,000

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			360,000	374,850

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec notes 10s, 2019			320,000	342,400

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			954,000	719,078

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			898,000	992,290

Caesars Operating Escrow LLC/Caesars Escrow Corp. 144A sr. sub. notes 8 1/2s, 2020			355,000	365,650

Carlson Wagonlit BV company guaranty sr. sec. notes FRN Ser. REGS, 6.881s, 2015 (Netherlands)		EUR	186,000	234,870

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			$170,000	190,400

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			265,000	243,800

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			705,000	729,675

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			100,000	108,000

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty 10 3/4s, 2017(PIK)			699,906	776,896

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			313,000	283,265

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			214,000	157,825

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			1,083,000	1,187,239

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			305,000	321,013

Conti-Gummi Finance B.V. company guaranty bonds Ser. REGS, 7 1/8s, 2018 (Netherlands)		EUR	708,000	987,919

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			$540,000	510,975

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016			262,000	271,990

DISH DBS Corp. company guaranty 7 1/8s, 2016			28,000	31,010

DISH DBS Corp. company guaranty 6 5/8s, 2014			1,214,000	1,317,190

DISH DBS Corp. company guaranty sr. unsec. notes 7 3/4s, 2015			274,000	308,250

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			443,000	485,085

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			695,000	701,950

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			890,000	961,760

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			250,000	281,875

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			480,000	504,000

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)			195,000	233,605

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			128,000	149,347

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			407,000	420,228

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019			315,000	338,625

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			140,000	143,850

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			1,007,000	1,137,910

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			350,000	349,125

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			821,000	845,630

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	698,000	931,510

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	75,000	102,167

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			$225,000	254,531

Lamar Media Corp. 144A sr. sub. notes 5 7/8s, 2022			130,000	133,575

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			1,760,000	1,837,000

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			360,000	389,700

Limited Brands, Inc. sr. notes 5 5/8s, 2022			190,000	191,188

Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066 (Italy)		EUR	730,000	862,694

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			$460,000	529,202

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			760,000	69,350

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			290,000	301,600

MGM Resorts International company guaranty sr. notes 9s, 2020			103,000	114,845

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			145,000	147,900

MGM Resorts International company guaranty sr. unsec. notes 6 5/8s, 2015			471,000	489,840

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			255,000	261,375

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			1,200,975	1,200,975

Navistar International Corp. sr. notes 8 1/4s, 2021			899,000	961,930

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			315,000	315,000

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			345,000	381,225

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			266,000	280,630

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			355,000	350,563

Owens Corning company guaranty sr. unsec. notes 9s, 2019			1,248,000	1,544,400

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			115,000	128,225

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			380,000	395,679

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			235,000	257,913

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			230,000	234,600

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			120,000	131,400

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	790,000	1,042,732

QVC Inc. 144A sr. notes 7 1/2s, 2019			$275,000	302,500

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			120,000	117,600

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			293,000	334,020

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			354,000	327,450

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Russia)			595,000	828,951

Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. notes 6 5/8s, 2020			330,000	349,800

Sealy Mattress Co. 144A company guaranty sr. notes 10 7/8s, 2016			218,000	236,532

Sears Holdings Corp. company guaranty 6 5/8s, 2018			323,000	286,663

Spectrum Brands Holdings, Inc. Company guaranty sr. notes 9 1/2s, 2018			879,000	995,468

Spectrum Brands Holdings, Inc. 144A sr. notes 6 3/4s, 2020			255,000	260,738

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			165,000	175,313

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			105,000	106,838

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			135,000	140,400

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			607,000	667,700

Toys R Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			45,000	46,125

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			299,000	100,165

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			96,000	64,080

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			581,000	367,483

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	235,000	317,975

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$800,000	912,000

TVN Finance Corp. III AB 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Sweden)		EUR	50,000	64,093

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			$455,000	460,119

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			250,000	276,250

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			145,000	164,031

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			1,206,000	1,314,540

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			305,000	311,863

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			801,000	862,076

				46,363,710
Consumer staples (1.8%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	1,500,000	821,032

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			$275,000	299,750

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			730,000	749,163

Avis Budget Car Rental, LLC 144A company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			115,000	120,463

Boparan Finance PLC 144A company guaranty sr. unsec. unsub. bonds 9 3/4s, 2018 (United Kingdom)		EUR	135,000	186,468

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			$432,000	490,860

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			245,517	263,317

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			284,000	250,630

Claire's Stores, Inc. 144A sr. notes 9s, 2019			385,000	396,550

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			142,000	160,460

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			200,000	210,500

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			599,000	650,664

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			279,000	290,160

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			265,000	292,825

Dole Food Co. 144A sr. notes 8s, 2016			207,000	218,385

EC Finance PLC company guaranty sr. bonds Ser. REGS, 9 3/4s, 2017 (United Kingdom)		EUR	806,000	1,078,980

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			$380,000	417,050

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	300,000	396,049

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			$155,000	166,238

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	360,000	512,196

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020			$150,000	151,875

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			1,007,000	961,685

Libbey Glass, Inc. sr. notes 10s, 2015			114,000	121,553

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022			165,000	171,600

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			500,000	547,500

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			620,000	633,950

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			643,000	644,608

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			125,000	144,688

Rite Aid Corp. 144A sr. notes 9 1/4s, 2020			385,000	390,775

Service Corporation International sr. notes 7s, 2019			180,000	192,375

Smithfield Foods, Inc. company guaranty sr. notes 10s, 2014			130,000	152,100

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			430,000	449,350

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014			120,000	138,300

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			1,400,000	1,561,000

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			51,000	55,973

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			447,000	476,614

				14,765,686
Energy (6.4%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			300,000	279,750

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			369,000	344,093

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			147,000	185,037

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			666,000	771,259

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			112,000	100,240

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			465,000	416,175

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			582,000	582,000

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			150,000	115,500

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			115,000	121,038

Aurora USA Oil & Gas Inc.. 144A sr. notes 9 7/8s, 2017			260,000	272,350

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			814,000	862,840

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			325,000	364,813

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			5,000	5,325

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			1,150,000	1,253,500

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6.775s, 2019			510,000	495,975

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec notes 5 7/8s, 2021			309,000	293,550

Chesapeake Midstream Partners LP/CHKM Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			145,000	139,563

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			515,000	542,038

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			204,000	204,000

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	515,000	514,964

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			$293,000	307,650

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			1,667,000	1,758,685

CONSOL Energy, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			65,000	61,100

Continental Resources, Inc. 144A company guaranty sr. unsec notes 5s, 2022			430,000	436,450

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			850,000	911,625

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			302,000	335,220

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			225,000	237,094

Everest Acquisition LLC/Everest Acquisition Finance, Inc. 144A sr. notes 6 7/8s, 2019			170,000	178,500

Everest Acquisition LLC/Everest Acquisition Finance, Inc. 144A sr. unsec. notes 9 3/8s, 2020			600,000	639,000

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			945,000	807,975

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			234,000	213,525

Forbes Energy Services Ltd. company guaranty sr. unsec notes 9s, 2019			340,000	329,800

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			420,000	433,650

Gaz Capital SA sr. unsec. notes Ser. REGS, 7.288s, 2037 (Russia)			780,000	898,622

Gazprom OAO Via Gaz Capital SA 144A sr. sec. unsec. unsub. notes 9 1/4s, 2019 (Russia)			1,855,000	2,311,961

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			575,000	663,406

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 6.51s, 2022 (Russia)			485,000	532,385

Gazprom Via Gaz Capital SA 144A sr. unsec. unsub notes 8.146s, 2018 (Russia)			316,000	372,621

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			485,000	554,020

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			451,000	436,343

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			604,000	634,200

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017(R)			40,000	40,000

Inergy LP/Inergy Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021			361,000	364,610

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	222,000	373,009

James River Coal Co. company guaranty sr. unsec. unsub. notes 7 7/8s, 2019			$94,000	61,100

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			175,000	180,250

Key Energy Services, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			100,000	102,500

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			433,000	483,878

Laredo Petroleum, Inc. 144A company guaranty sr. unsec notes 7 3/8s, 2022			150,000	155,250

Lone Pine Resources Canada, Ltd. 144A company guaranty sr. notes 10 3/8s, 2017 (Canada)			206,000	211,150

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			1,080,000	1,196,467

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			320,000	336,800

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016			520,000	403,000

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			620,000	607,501

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			375,000	410,156

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			325,000	355,469

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			1,146,000	1,269,195

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			44,000	45,210

Pemex Project Funding Master Trust company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			340,000	398,650

Pemex Project Funding Master Trust company guaranty unsec. unsub. notes 6 5/8s, 2038 (Mexico)			325,000	381,875

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			728,000	758,940

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			960,000	1,186,272

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			140,000	168,582

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			960,000	1,051,613

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			225,000	249,750

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			4,530,000	3,470,750

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/2s, 2037 (Venezuela)			650,000	385,158

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			650,000	393,101

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			600,000	543,312

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,705,000	1,427,920

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			4,455,000	3,976,088

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			315,000	316,197

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			800,000	890,400

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,440,000	1,828,800

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			539,000	582,120

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7.39s, 2024 (Philippines)			690,000	872,850

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7 1/4s, 2019 (Philippines)			950,000	1,168,500

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			350,000	379,750

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			175,000	174,563

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			290,000	317,913

Samson Investment Co. 144A sr. unsec. notes 9 3/4s, 2020			950,000	991,563

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			95,000	95,950

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			1,344,000	1,394,400

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			190,000	200,450

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			135,000	137,025

Williams Cos., Inc. (The) notes 7 3/4s, 2031			158,000	193,110

WPX Energy, Inc. 144A sr. unsec. notes 5 1/4s, 2017			750,000	742,500

				52,191,489
Financials (5.0%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			300,000	274,500

Air Lease Corp. 144A sr. notes 5 5/8s, 2017			380,000	374,300

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			335,000	352,405

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			818,000	828,225

Ally Financial, Inc. company guaranty sr. unsec. notes 6 5/8s, 2012			851,000	851,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			240,000	263,400

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,320,000	1,471,800

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.688s, 2014			85,000	80,634

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068			440,000	470,250

Banco do Brasil SA 144A sr. unsec. notes 9 3/4s, 2017 (Brazil)		BRL	855,000	482,189

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$1,350,000	1,396,613

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037			374,000	374,000

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			135,000	144,450

CIT Group, Inc. 144A bonds 7s, 2017			2,438,000	2,444,095

CIT Group, Inc. 144A bonds 7s, 2016			697,000	698,743

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			470,000	511,125

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			380,000	390,450

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			130,000	141,050

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			395,000	401,913

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			500,000	402,500

Dresdner Funding Trust I 144A bonds 8.151s, 2031			579,000	466,095

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, (Perpetual maturity) (Jersey)			399,000	265,335

HSBC Capital Funding LP bank guaranty jr. unsec. sub. bonds FRB 5.13s, 2016 (Perpetual maturity) (Jersey)		EUR	486,000	571,151

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			$185,000	189,163

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			135,000	137,363

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			895,000	956,531

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			51,000	51,510

International Lease Finance Corp. sr. unsec. unsub notes 4 7/8s, 2015			175,000	175,000

JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %, 2017			600,000	734,521

JPMorgan Chase & Co. 144A sr. unsec. unsub notes 8s, 2012			37,500,000	707,661

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			1,330,000	1,272,311

Majapahit Holding BV 144A company guaranty sr. unsec. notes 8s, 2019 (Indonesia)			525,000	627,375

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			2,425,000	2,889,024

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec notes 6 7/8s, 2021(R)			177,000	184,965

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			255,000	256,275

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			206,000	231,235

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			444,000	458,430

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			277,000	290,850

RBS Capital Trust III bank guaranty jr. unsec. sub. notes 5.512s, (Perpetual maturity) (United Kingdom)			525,000	330,750

Royal Bank of Scotland Group PLC jr. sub. notes FRN Ser. MTN, 7.64s, 2049 (United Kingdom)			600,000	406,212

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 7 1/8s, 2014 (Russia)			775,000	827,313

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Luxembourg)			500,000	512,846

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Luxembourg)			1,160,000	1,183,200

Shinhan Bank 144A sr. unsec. bonds 6s, 2012 (South Korea)			257,000	258,593

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			360,000	371,610

UBS AG/ Jersey Branch jr. unsec. sub. notes FRN Ser. EMTN, 7.152s, (Perpetual maturity) (Jersey)		EUR	400,000	497,044

UBS AG/Jersey Branch jr. unsec. sub. FRB 4.28s, (Perpetual maturity) (Jersey)		EUR	182,000	194,754

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			$425,000	394,222

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.378s, 2014			120,000	112,350

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			590,000	590,000

Vnesheconombank Via VEB Finance PLC 144A bank guaranty sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			1,100,000	1,166,000

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			1,065,000	1,102,275

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			4,520,000	4,769,549

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			2,934,000	3,064,944

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			2,612,000	2,667,296

				41,267,395
Health care (1.7%)

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			325,000	338,000

Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)		EUR	364,000	478,175

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			$236,000	254,585

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			380,000	384,750

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	455,000	656,031

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 8s, 2019			$507,000	538,054

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	160,000	217,155

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$1,070,000	1,094,075

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			110,000	115,088

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			340,000	357,000

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			383,000	422,258

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			504,000	516,600

Endo Pharmaceutical Holdings, Inc. company guaranty sr. unsec notes 7s, 2019			290,000	309,575

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			370,000	376,475

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			125,000	143,281

Grifols, Inc. company guaranty sr. unsec notes 8 1/4s, 2018			511,000	547,409

HCA, Inc. sr. notes 6 1/2s, 2020			1,580,000	1,686,650

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			450,000	483,750

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			740,000	780,700

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec notes 8 3/8s, 2019			548,000	539,095

Kinetics Concept/KCI USA 144A company guaranty sr. unsec. notes 12 1/2s, 2019			445,000	409,400

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			345,000	374,325

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			640,000	646,400

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			329,569	334,513

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			370,000	395,900

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			276,000	318,780

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			471,000	528,109

Tenet Healthcare Corp. 144A company guaranty notes 6 1/4s, 2018			455,000	473,200

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			70,000	70,963

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			170,000	175,100

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			70,000	72,013

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			16,000	10,600

				14,048,009
Technology (1.4%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			599,000	660,398

Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s, 2015			14,000	13,878

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			377,000	373,701

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			166,000	166,000

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			288,000	276,480

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			643,000	612,458

Epicor Software Corp. company guaranty sr. unsec notes 8 5/8s, 2019			183,000	189,405

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			258,000	288,960

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			172,000	188,770

First Data Corp. company guaranty sr. unsec notes 12 5/8s, 2021			790,000	791,975

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			1,208,603	1,229,754

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			242,000	222,640

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			277,000	272,845

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			175,000	190,313

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			235,000	240,288

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			85,000	94,350

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			855,000	953,325

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			1,035,000	1,095,806

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			290,000	316,100

Lawson Software, Inc. 144A sr. notes 9 3/8s, 2019			125,000	130,625

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			716,000	818,030

Seagate HDD Cayman company guaranty sr. unsec. unsub. notes 7 3/4s, 2018 (Cayman Islands)			433,000	477,383

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 10 1/4s, 2015			817,000	846,616

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			344,000	366,790

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			431,000	477,871

				11,294,761
Transportation (0.3%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	1,111,000	1,279,122

AMGH Merger Sub, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			$466,000	481,728

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			555,000	606,338

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			294,000	161,700

				2,528,888
Utilities and power (1.5%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,140,000	1,299,600

AES Corp. (The) 144A sr. notes 7 3/8s, 2021			310,000	344,875

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			380,000	414,200

Calpine Corp. 144A sr. notes 7 1/4s, 2017			995,000	1,062,163

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			615,000	694,578

Dynegy Holdings, LLC sr. unsec. notes 7 3/4s, 2019 (In default)(NON)			940,000	634,500

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			289,000	189,295

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			135,000	101,250

Edison Mission Energy sr. unsec. notes 7.2s, 2019			292,000	178,850

Edison Mission Energy sr. unsec. notes 7s, 2017			44,000	27,500

El Paso Corp. sr. unsec. notes 7s, 2017			160,000	179,947

El Paso Natural Gas Co. debs. 8 5/8s, 2022			577,000	730,284

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			1,390,000	1,513,363

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			784,000	865,340

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			692,000	766,390

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			685,000	643,900

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			105,000	99,750

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			220,000	239,800

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			1,375,000	1,344,063

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			255,000	279,420

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s, 2028			145,000	177,088

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			310,000	192,200

Vattenfall AB jr. unsec. sub. bonds FRB 5 1/4s, perpetual maturity (Sweden)		EUR	364,000	490,770

				12,469,126

Total corporate bonds and notes (cost $250,404,949)				$256,705,079

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$1,621,061	$1,840,411

				1,840,411
U.S. Government Agency Mortgage Obligations (21.2%)

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, April 1, 2016			8,251	8,813
4 1/2s, TBA, May 1, 2042			5,000,000	5,353,516
3 1/2s, TBA, June 1, 2042			54,000,000	55,923,750
3 1/2s, TBA, May 1, 2042			108,000,000	112,151,250

				173,437,329

Total U.S. government and agency mortgage obligations (cost $173,407,580)				$175,277,740

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.750%, November 30, 2016(i)			$277,000	$305,332

Total U.S. treasury obligations (cost $305,332)				$305,332

PURCHASED OPTIONS OUTSTANDING (10.4%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		$1,774,702	$137,433

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49		1,774,702	102,471

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		59,347,000	7,293,746

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28		59,347,000	2,106,819

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		14,131,000	1,088,172

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		14,131,000	1,059,684

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		14,131,000	251,108

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to pay a fixed rate of 4.17% versus the three month USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17		14,131,000	246,713

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		43,271,000	6,412,762

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67		43,271,000	1,228,896

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA July 2026.	Jul-16/4.74		43,271,000	6,597,270

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA July 2026.	Jul-16/4.74		43,271,000	1,184,630

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to pay a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/5.11		28,044,000	284,759

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		41,000,000	3,996,680

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.72		41,000,000	504,710

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		41,000,000	4,035,220

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.765		41,000,000	464,530

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		38,578,000	3,855,100

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		38,578,000	3,747,467

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		38,578,000	474,509

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	May-16/4.705		38,578,000	469,417

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		22,922,000	2,663,536

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	Sep-15/4.04		22,922,000	701,413

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		7,284,400	1,967,007

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.375		7,284,400	338,579

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		7,284,400	2,061,558

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	Aug-15/4.46		7,284,400	314,686

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.8625% versus the three month USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625		5,860,000	59,479

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.855% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855		5,860,000	56,901

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		2,266,000	67,368

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.325% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325		2,266,000	48,085

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3675% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.3675		8,182,000	262,233

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.27% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.27		8,182,000	217,805

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.13375% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/2.13375		893,000	17,726

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		4,711,000	265,088

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.8825% versus the three month USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825		4,711,000	257,833

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.845% versus the three month USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845		5,860,000	53,092

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.835% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835		5,860,000	49,165

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		2,266,000	63,856

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.305% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305		2,266,000	43,575

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.34375% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.34375		8,182,000	249,306

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.2475% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.2475		8,182,000	204,877

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.1125% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/2.1125		893,000	16,288

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.82% versus the three month USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82		5,860,000	45,356

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.3175% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.3175		8,182,000	232,614

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.225		8,182,000	189,659

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		2,266,000	59,460

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28		2,266,000	38,477

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.193% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193		15,237,000	325,005

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.085% versus the three month USD-LIBOR-BBA maturing October 2022.	Oct-12/2.085		893,000	14,359

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		2,266,000	55,381

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.26% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26		2,266,000	33,627

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.064% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.064		893,000	12,573

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		4,711,000	202,479

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855		4,711,000	197,344

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.169% versus the three month USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169		15,237,000	289,503

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.9475% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475		42,961,000	363,020

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		2,266,000	50,056

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.235% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235		2,266,000	27,781

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		21,595,000	1,262,660

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.73		21,595,000	62,194

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 2.042% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.042		893,000	10,511

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.144% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144		15,237,000	251,868

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		33,939,791	3,925,816

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.37% versus the three month USD-LIBOR-BBA maturing August 2022.	Aug-12/3.37		33,939,791	8,485

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		28,283,159	3,662,669

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		28,283,159	3,248,886

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.36		28,283,159	6,505

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.52		28,283,159	3,111

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		11,313,264	1,455,678

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.51		11,313,264	1,131

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		28,283,159	3,720,367

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.1825% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825		5,814,000	105,582

Option on an interest rate swap with Barclay's Bank, PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.5375		28,283,159	2,263

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		15,899,614	2,097,477

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54		15,899,614	1,113

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		28,466,127	3,626,869

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49		28,466,127	2,277

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		5,860,000	7,618

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		5,860,000	7,618

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		5,860,000	7,618

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		5,860,000	7,618

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.6714% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714		5,860,000	7,618

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		2,266,000	44,255

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.215% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215		2,266,000	20,961

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		28,188,000	376,310

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.1075% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075		28,188,000	376,310

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.11875% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875		28,188,000	389,276

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.055% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.055		3,183,000	33,294

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.122% versus the three month USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122		15,237,000	207,985

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.105% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.105		17,352,000	205,448

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.105% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.105		17,352,000	168,141

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		5,860,000	3,340

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		5,860,000	3,340

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		5,860,000	3,340

Option on an interest rate swap with Bank of America, N.A. for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683		5,860,000	3,340

Option on an interest rate swap with Barclay's Bank, PLC for the right to receive a fixed rate of 1.683% versus the three month USD-LIBOR-BBA June 2022.	Jun-12/1.683		5,860,000	3,340

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		2,266,000	38,023

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195		2,266,000	13,891

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.10% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.10		17,352,000	191,393

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.10% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.10		17,352,000	152,871

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.03% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.03		3,183,000	22,981

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		4,711,000	106,327

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.83% versus the three month USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83		4,711,000	105,762

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.095% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.095		17,352,000	176,643

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 2.096% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096		15,237,000	155,875

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.095% versus the three month USD-LIBOR-BBA maturing June 2022.	Jun-12/2.095		17,352,000	136,907

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.09% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.09		17,352,000	160,506

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.09% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.09		17,352,000	119,555

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.095% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.095		17,352,000	156,689

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.095% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.095		17,352,000	99,080

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.09% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.09		17,352,000	138,122

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.09% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.09		17,352,000	78,778

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		2,266,000	29,458

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.17		2,266,000	4,759

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.005% versus the three month USD-LIBOR-BBA maturing May 2022.	May-12/2.005		3,183,000	8,053

Total purchased options outstanding (cost $84,170,450)				$84,886,151

FOREIGN GOVERNMENT BONDS AND NOTES (8.2%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$1,665,000	$1,351,980

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,136,000	1,130,892

Argentina (Republic of) sr. unsec. bonds FRB 0.629s, 2013			3,113,000	373,560

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			13,260,000	11,967,150

Argentina (Republic of) sr. unsec. unsub. bonds Ser. $ V, 10 1/2s, 2012		ARS	4,110,000	963,719

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033			$2,827,677	2,000,581

Brazil (Federal Republic of) unsec. notes 10s, 2017		BRL	3,500	1,892,622

Brazil (Federal Republic of) unsub. notes 10s, 2014		BRL	2,365	1,302,181

Chile (Republic of) notes 5 1/2s, 2020		CLP	397,500,000	853,220

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			$620,000	605,244

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			715,000	724,391

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013		INR	53,200,000	975,165

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			$1,590,000	1,811,423

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041			340,000	317,761

Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s, 2021			22,000	21,117

Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s, 2019			1,305,000	1,927,785

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 7 3/4s, 2038			920,000	1,246,600

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2014			460,000	495,576

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037			1,555,000	1,879,420

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	22,650,000	759,318

Iraq (Republic of) 144A bonds 5.8s, 2028			$1,275,000	1,063,350

Peru (Republic of) bonds 6.95s, 2031		PEN	5,885,000	2,487,011

Russia (Federation of) sr. unsec. unsub. bonds 7 1/2s, 2030			$53,935	64,723

Russia (Federation of) 144A sr. notes 5 5/8s, 2042			4,000,000	4,219,280

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017			400,000	405,648

Russia (Federation of) 144A unsec. unsub. bonds 7 1/2s, 2030			4,518,224	5,416,220

Sri Lanka (Republic of) 144A notes 7.4s, 2015			440,000	468,851

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			3,785,000	4,424,476

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			425,000	364,438

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			1,900,000	1,904,313

Ukraine (Government of) 144A bonds 7 3/4s, 2020			1,140,000	1,031,700

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			1,580,000	1,432,238

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			4,165,000	4,123,350

United Mexican States sr. unsec. notes 5 3/4s, 2110			1,120,000	1,220,800

Venezuela (Republic of) bonds 8 1/2s, 2014			310,000	312,331

Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027			300,000	259,722

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			2,510,000	2,623,979

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			2,215,000	2,408,392

Total foreign government bonds and notes (cost $64,487,420)				$66,830,527

ASSET-BACKED SECURITIES (3.6%)(a)
			Principal amount	Value

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-HE9, Class 1A2, 0.389s, 2036			$7,000,000	$3,115,000

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.114s, 2034			79,080	21,305

Countrywide Asset Backed Certificates
FRB Ser. 06-25, Class 2A2, 0.359s, 2047			1,368,344	1,258,877
FRB Ser. 07-1, Class 2A2, 0.339s, 2037			4,195,000	3,744,038

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038(F)			962,599	38,504

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 4.13s, 2043		EUR	2,002,000	1,923,802
FRB Ser. 03-2, Class 3C, 3.52s, 2043		GBP	746,898	880,317

Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021			$13,441	13,091

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.239s, 2030			776,342	372,644

Merrill Lynch First Franklin Mortgage Loan Trust FRB Ser. 07-3, Class A2B, 0.369s, 2037			5,170,409	3,035,030

Merrill Lynch Mortgage Investors Trust
FRB Ser. 07-HE1, Class A2D, 0.569s, 2037			2,948,449	962,079
FRB Ser. 07-HE2, Class A2B, 0.449s, 2037			6,000,000	1,857,188
FRB Ser. 06-HE3, Class A3, 0.389s, 2037			7,678,446	2,499,334
FRB Ser. 07-HE1, Class A2A, 0.369s, 2037			9,102,731	2,970,221
FRB Ser. 06-HE5, Class A2B, 0.349s, 2037			3,373,829	1,855,606

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.439s, 2034			96,716	28,015

Structured Asset Securities Corp. FRB Ser. 06-BC2, Class A3, 0.389s, 2036			8,399,708	4,787,833

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			1,006,554	120,786

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037			756,000	378,000

Total asset-backed securities (cost $30,076,306)				$29,861,670

SENIOR LOANS (1.9%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

INEOS Group Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014			$14,179	$14,693

Momentive Performance Materials, Inc. bank term loan FRN 3 3/4s, 2013			368,200	363,751

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			202,950	198,384

				576,828
Capital goods (—%)

SRAM Corp. bank term loan FRN 8 1/2s, 2018			135,000	135,759

				135,759
Communication services (0.2%)

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.83s, 2016			1,125,761	1,119,529

Intelsat SA bank term loan FRN 3.242s, 2014 (Luxembourg)			885,000	872,831

Level 3 Financing, Inc. bank term loan FRN 2.729s, 2014			35,000	34,738

				2,027,098
Consumer cyclicals (0.9%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			170,964	172,460

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			109,313	109,707

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.494s, 2018			809,518	739,986

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			562,928	561,052

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.49s, 2014			486,580	444,005

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.894s, 2016			987,831	793,694

Compucom Systems, Inc. bank term loan FRN 3 3/4s, 2014			151,195	147,227

GateHouse Media, Inc. bank term loan FRN Ser. B, 2 1/2s, 2014			423,393	126,356

GateHouse Media, Inc. bank term loan FRN Ser. B, 2 1/4s, 2014			453,227	135,260

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2 1/4s, 2014			169,115	50,470

Golden Nugget, Inc. bank term loan FRN Ser. B, 3 1/4s, 2014(PIK)			199,170	189,959

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3 1/4s, 2014(PIK)			113,373	108,130

Goodman Global, Inc. bank term loan FRN 9s, 2017			271,091	275,496

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016			416,710	418,793

National Bedding Company, LLC bank term loan FRN Ser. B, 4 1/8s, 2013			148,638	148,638

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			370,000	370,051

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014			1,235,458	574,488

Realogy Corp. bank term loan FRN Ser. B, 4.77s, 2016			800,784	743,968

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.803s, 2014			285,419	282,208

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2 3/4s, 2014			28,443	28,123

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014			670,438	461,112

Univision Communications, Inc. bank term loan FRN 4.494s, 2017			345,227	322,140

				7,203,323
Consumer staples (0.2%)

Claire's Stores, Inc. bank term loan FRN 3.086s, 2014			309,389	294,130

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			258,050	255,994

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			520,000	519,675

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			560,763	559,974

Rite Aid Corp. bank term loan FRN Ser. B, 2s, 2014			179,586	176,712

West Corp. bank term loan FRN Ser. B2, 2.658s, 2013			44,736	44,702

West Corp. bank term loan FRN Ser. B5, 4.494s, 2016			108,517	108,789

				1,959,976
Energy (0.1%)

EP Energy, LLC bank term loan FRN 6 1/2s, 2018			135,000	136,283

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			323,488	311,088

				447,371
Financials (0.1%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			395,000	373,176

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014			162,825	163,571

				536,747
Health care (0.2%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			515,897	515,252

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			386,633	387,600

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			618,750	619,910

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			308,003	306,617

Quintiles Transnational Corp. bank term loan FRN 7 1/2s, 2017(PIK)			135,000	135,563

				1,964,942
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.743s, 2017			1,360,286	751,898

				751,898

Total senior loans (cost $17,701,877)				$15,603,942

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Altra Holdings, Inc. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2031			$330,000	$322,163

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			345,000	512,325

Meritor, Inc. cv. company guaranty sr. unsec. notes stepped-coupon 4 5/8s (zero %, 3/1/16) 2026(STP)			330,000	295,763

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			350,000	378,000

Total convertible bonds and notes (cost $1,316,591)				$1,508,251

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			440	$373,450

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			28,680	686,886

Total preferred stocks (cost $881,238)				$1,060,336

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			9,017	$352,227

Lehman Brothers Holdings, Inc. 7.25% cv. pfd. (Escrow)(F)			1,477	15

Lucent Technologies Capital Trust I 7.75% cv. pfd.			407	315,425

Total convertible preferred stocks (cost $850,810)				$667,667

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$0.01	117	$2,112

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 1.00	960	41,939

Total warrants (cost $35,777)				$44,051

COMMON STOCKS (—%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Escrow)(F)			1,327	$4,141

Magellan Health Services, Inc.(NON)			304	13,461

Trump Entertainment Resorts, Inc.			224	672

Vertis Holdings, Inc.(F)			1,450	15

Total common stocks (cost $27,390)				$18,289

SHORT-TERM INVESTMENTS (22.6%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(e)			26,544,987	$26,544,987

Straight-A Funding, LLC commercial paper with an effective yield of 0.178%, May 14, 2012			$9,500,000	9,499,383

Straight-A Funding, LLC 144A Ser. 1 commercial paper with an effective yield of 0.178%, July 13, 2012			15,250,000	15,245,350

U.S. Treasury Bills with an effective yield of 0.090%, November 15, 2012(SEG)(SEGSF)			1,690,000	1,688,629

U.S. Treasury Bills with an effective yield of 0.087%, October 18, 2012(SEG)(SEGSF)			35,685,000	35,661,020

U.S. Treasury Bills with an effective yield of zero %, July 26, 2012(i)			4,404,000	4,403,119

U.S. Treasury Bills with effective yields ranging from 0.088% to 0.131%, May 3, 2012(SEGSF)			15,308,000	15,307,914

U.S. Treasury Bills with effective yields ranging from 0.077% to 0.094%, August 23, 2012(SEG)(SEGSF)			30,707,000	30,696,560

U.S. Treasury Bills with effective yields ranging from 0.070% to 0.085%, June 28, 2012(SEGSF)			11,658,000	11,656,516

U.S. Treasury Bills with effective yields ranging from 0.072% to 0.111%, July 26, 2012(SEG)(SEGSF)			34,612,000	34,604,350

Total short-term investments (cost $185,317,956)				$185,307,828

TOTAL INVESTMENTS

Total investments (cost $1,069,126,939)(b)				$1,087,853,573

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $620,565,826) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	5/16/12	$734,001	$732,231	$(1,770)
	British Pound	Sell	5/16/12	671,985	663,032	(8,953)
	Euro	Buy	5/16/12	6,690,707	6,723,483	(32,776)
	Japanese Yen	Sell	5/16/12	3,108,757	3,019,594	(89,163)
	Mexican Peso	Buy	5/16/12	106,661	105,033	1,628
	Mexican Peso	Sell	5/16/12	106,661	108,894	2,233
	South African Rand	Buy	5/16/12	37,891	37,769	122
	South African Rand	Sell	5/16/12	37,891	37,725	(166)
	Swedish Krona	Sell	5/16/12	1,243,263	1,265,249	21,986
	Swiss Franc	Buy	5/16/12	818,821	822,377	(3,556)
Barclay's Bank, PLC
	Australian Dollar	Buy	5/16/12	2,881,071	2,939,816	(58,745)
	Brazilian Real	Buy	5/16/12	2,165,194	2,284,211	(119,017)
	British Pound	Sell	5/16/12	4,274,674	4,321,632	46,958
	Canadian Dollar	Buy	5/16/12	5,859,804	5,817,268	42,536
	Chilean Peso	Buy	5/16/12	1,857,887	1,863,926	(6,039)
	Czech Koruna	Sell	5/16/12	2,729,517	2,840,797	111,280
	Euro	Sell	5/16/12	10,978,251	11,077,180	98,929
	Indonesian Rupiah	Buy	5/16/12	1,799,995	1,813,658	(13,663)
	Japanese Yen	Buy	5/16/12	2,487,394	2,458,657	28,737
	Malaysian Ringgit	Sell	5/16/12	10,235	(255)	(10,490)
	Mexican Peso	Buy	5/16/12	28,316	27,879	437
	Mexican Peso	Sell	5/16/12	28,316	28,925	609
	New Zealand Dollar	Sell	5/16/12	1,292,575	1,286,765	(5,810)
	Norwegian Krone	Buy	5/16/12	2,609,699	2,628,657	(18,958)
	Polish Zloty	Buy	5/16/12	1,808,665	1,834,115	(25,450)
	Singapore Dollar	Sell	5/16/12	4,182,600	4,135,261	(47,339)
	South African Rand	Buy	5/16/12	1,713,050	1,745,756	(32,706)
	South Korean Won	Sell	5/16/12	75,919	43,208	(32,711)
	Swedish Krona	Buy	5/16/12	3,795,262	4,001,848	(206,586)
	Swiss Franc	Sell	5/16/12	2,924,220	2,935,165	10,945
	Taiwan Dollar	Sell	5/16/12	1,824,242	1,809,489	(14,753)
	Turkish Lira	Buy	5/16/12	2,604,628	2,562,008	42,620
Citibank, N.A.
	Australian Dollar	Buy	5/16/12	6,967,444	7,102,268	(134,824)
	British Pound	Sell	5/16/12	1,260,398	1,303,334	42,936
	Canadian Dollar	Buy	5/16/12	2,767,454	2,763,860	3,594
	Czech Koruna	Sell	5/16/12	2,776,055	2,841,010	64,955
	Euro	Sell	5/16/12	6,774,766	6,778,851	4,085
	Japanese Yen	Sell	5/16/12	6,453,147	6,167,144	(286,003)
	Mexican Peso	Sell	5/16/12	351,367	373,158	21,791
	Norwegian Krone	Buy	5/16/12	921,060	928,535	(7,475)
	Polish Zloty	Buy	5/16/12	981,184	982,179	(995)
	Singapore Dollar	Sell	5/16/12	2,308,394	2,282,723	(25,671)
	South African Rand	Buy	5/16/12	1,073,142	1,069,319	3,823
	South Korean Won	Buy	5/16/12	1,816,479	1,826,150	(9,671)
	Swedish Krona	Buy	5/16/12	5,742,946	5,848,150	(105,204)
	Swiss Franc	Buy	5/16/12	1,585,413	1,591,892	(6,479)
	Taiwan Dollar	Sell	5/16/12	1,822,478	1,804,675	(17,803)
	Turkish Lira	Buy	5/16/12	3,561,090	3,509,102	51,988
Credit Suisse AG
	Australian Dollar	Buy	5/16/12	2,651,039	2,705,705	(54,666)
	Brazilian Real	Buy	5/16/12	381,044	414,356	(33,312)
	British Pound	Buy	5/16/12	6,061,981	5,995,300	66,681
	Canadian Dollar	Buy	5/16/12	2,862,985	2,862,843	142
	Chilean Peso	Buy	5/16/12	3,698,247	3,695,608	2,639
	Czech Koruna	Sell	5/16/12	3,699,638	3,783,470	83,832
	Euro	Sell	5/16/12	11,687,921	11,733,870	45,949
	Hungarian Forint	Sell	5/16/12	1,893,733	1,867,083	(26,650)
	Japanese Yen	Buy	5/16/12	1,977,382	2,041,695	(64,313)
	Mexican Peso	Buy	5/16/12	10,466	(10,206)	20,672
	New Zealand Dollar	Buy	5/16/12	128,432	137,258	(8,826)
	Norwegian Krone	Sell	5/16/12	3,138,447	3,163,499	25,052
	Polish Zloty	Sell	5/16/12	67,555	54,548	(13,007)
	Singapore Dollar	Sell	5/16/12	2,320,839	2,293,713	(27,126)
	South African Rand	Buy	5/16/12	2,386,944	2,388,756	(1,812)
	South Korean Won	Buy	5/16/12	1,816,805	1,816,781	24
	Swedish Krona	Buy	5/16/12	6,089,663	6,327,132	(237,469)
	Swiss Franc	Sell	5/16/12	8,181,050	8,215,214	34,164
	Taiwan Dollar	Sell	5/16/12	1,873,401	1,856,675	(16,726)
	Turkish Lira	Buy	5/16/12	3,577,552	3,493,796	83,756
Deutsche Bank AG
	Australian Dollar	Sell	5/16/12	3,336,349	3,318,093	(18,256)
	Brazilian Real	Buy	5/16/12	77,852	113,959	(36,107)
	British Pound	Sell	5/16/12	2,174,498	2,145,173	(29,325)
	Canadian Dollar	Buy	5/16/12	10,619,892	10,615,289	4,603
	Czech Koruna	Sell	5/16/12	3,688,999	3,770,236	81,237
	Euro	Sell	5/16/12	5,591,320	5,617,126	25,806
	Mexican Peso	Buy	5/16/12	1,876,468	1,859,724	16,744
	Mexican Peso	Sell	5/16/12	1,876,467	1,900,867	24,400
	Peruvian New Sol	Sell	5/16/12	1,982,791	1,961,121	(21,670)
	Polish Zloty	Buy	5/16/12	1,793,336	1,815,887	(22,551)
	Singapore Dollar	Sell	5/16/12	2,308,152	2,282,101	(26,051)
	South African Rand	Buy	5/16/12	1,882,807	1,874,528	8,279
	South African Rand	Sell	5/16/12	1,882,807	1,832,664	(50,143)
	South Korean Won	Buy	5/16/12	1,826,353	1,834,495	(8,142)
	Swedish Krona	Sell	5/16/12	2,246,161	2,285,174	39,013
	Swiss Franc	Buy	5/16/12	1,708,164	1,714,065	(5,901)
	Turkish Lira	Buy	5/16/12	2,341,741	2,298,674	43,067
Goldman Sachs International
	Australian Dollar	Buy	5/16/12	3,530,488	3,522,315	8,173
	British Pound	Sell	5/16/12	1,640,772	1,753,446	112,674
	Chilean Peso	Buy	5/16/12	827,455	832,862	(5,407)
	Czech Koruna	Sell	5/16/12	3,675,101	3,760,417	85,316
	Euro	Sell	5/16/12	6,708,313	6,738,261	29,948
	Japanese Yen	Buy	5/16/12	183,823	189,345	(5,522)
	Norwegian Krone	Buy	5/16/12	4,241,316	4,273,103	(31,787)
	Singapore Dollar	Sell	5/16/12	3,698,634	3,667,769	(30,865)
	South African Rand	Buy	5/16/12	1,868,144	1,860,219	7,925
	South African Rand	Sell	5/16/12	1,868,144	1,851,669	(16,475)
	South Korean Won	Buy	5/16/12	1,809,861	1,819,222	(9,361)
	Swedish Krona	Buy	5/16/12	9,780,743	9,782,839	(2,096)
	Swiss Franc	Buy	5/16/12	86,389	86,723	(334)
	Taiwan Dollar	Buy	5/16/12	35,577	32,840	2,737
	Turkish Lira	Buy	5/16/12	2,993,309	2,948,858	44,451
HSBC Bank USA, National Association
	Australian Dollar	Buy	5/16/12	5,855,182	5,891,282	(36,100)
	British Pound	Buy	5/16/12	1,188,363	1,219,371	(31,008)
	Canadian Dollar	Buy	5/16/12	6,189,860	6,161,952	27,908
	Czech Koruna	Sell	5/16/12	3,675,101	3,763,196	88,095
	Euro	Sell	5/16/12	16,367,299	16,401,855	34,556
	Indian Rupee	Sell	5/16/12	5,211	5,388	177
	Japanese Yen	Sell	5/16/12	441,633	345,664	(95,969)
	Norwegian Krone	Sell	5/16/12	6,150,274	6,192,010	41,736
	Singapore Dollar	Sell	5/16/12	4,172,418	4,126,660	(45,758)
	South Korean Won	Buy	5/16/12	1,810,062	1,819,505	(9,443)
	Swiss Franc	Buy	5/16/12	1,934,164	1,941,628	(7,464)
	Turkish Lira	Buy	5/16/12	1,768,908	1,740,838	28,070
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	5/16/12	3,615,072	3,620,206	5,134
	Brazilian Real	Buy	5/16/12	395,275	430,443	(35,168)
	British Pound	Sell	5/16/12	3,732	20,874	17,142
	Canadian Dollar	Buy	5/16/12	6,153,226	6,146,444	6,782
	Chilean Peso	Buy	5/16/12	1,852,159	1,854,084	(1,925)
	Czech Koruna	Sell	5/16/12	4,613,606	4,717,789	104,183
	Euro	Sell	5/16/12	10,542,467	10,573,363	30,896
	Japanese Yen	Sell	5/16/12	3,940,393	3,830,220	(110,173)
	Mexican Peso	Sell	5/16/12	1,141,953	1,130,492	(11,461)
	Norwegian Krone	Buy	5/16/12	7,159,514	7,216,347	(56,833)
	Peruvian New Sol	Sell	5/16/12	435,920	431,124	(4,796)
	Polish Zloty	Buy	5/16/12	1,835,269	1,863,967	(28,698)
	Russian Ruble	Sell	5/16/12	787,413	791,330	3,917
	Singapore Dollar	Sell	5/16/12	2,292,394	2,269,449	(22,945)
	South African Rand	Buy	5/16/12	2,422,447	2,468,602	(46,155)
	South Korean Won	Sell	5/16/12	39,145	16,970	(22,175)
	Swiss Franc	Sell	5/16/12	3,812,241	3,827,356	15,115
	Taiwan Dollar	Sell	5/16/12	1,842,778	1,829,294	(13,484)
	Turkish Lira	Buy	5/16/12	2,622,793	2,557,451	65,342
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	5/16/12	1,690,751	1,738,951	(48,200)
	Brazilian Real	Sell	5/16/12	1,602,340	1,616,944	14,604
	British Pound	Buy	5/16/12	6,209,490	6,084,360	125,130
	Canadian Dollar	Buy	5/16/12	2,827,464	2,821,615	5,849
	Chilean Peso	Buy	5/16/12	1,862,444	1,856,920	5,524
	Czech Koruna	Sell	5/16/12	4,597,161	4,701,840	104,679
	Euro	Sell	5/16/12	17,726,674	17,858,131	131,457
	Japanese Yen	Sell	5/16/12	1,709,747	1,662,631	(47,116)
	Mexican Peso	Buy	5/16/12	1,851,502	1,839,292	12,210
	Mexican Peso	Sell	5/16/12	1,851,502	1,863,192	11,690
	New Zealand Dollar	Sell	5/16/12	1,838,657	1,827,485	(11,172)
	Norwegian Krone	Sell	5/16/12	415,261	417,925	2,664
	Polish Zloty	Buy	5/16/12	1,854,938	1,873,408	(18,470)
	Singapore Dollar	Sell	5/16/12	1,837,034	1,821,279	(15,755)
	South African Rand	Buy	5/16/12	2,190,749	2,177,424	13,325
	South Korean Won	Buy	5/16/12	1,820,413	1,828,042	(7,629)
	Swedish Krona	Buy	5/16/12	14,790,598	15,082,170	(291,572)
	Swiss Franc	Sell	5/16/12	6,613,599	6,641,070	27,471
	Taiwan Dollar	Sell	5/16/12	3,579,846	3,545,714	(34,132)
	Turkish Lira	Buy	5/16/12	3,703,461	3,668,319	35,142
State Street Bank and Trust Co.
	Australian Dollar	Sell	5/16/12	2,106,703	2,076,325	(30,378)
	Brazilian Real	Buy	5/16/12	1,240,916	1,314,049	(73,133)
	British Pound	Sell	5/16/12	2,609,073	2,488,538	(120,535)
	Canadian Dollar	Buy	5/16/12	6,147,762	6,136,984	10,778
	Chilean Peso	Buy	5/16/12	3,679,810	3,679,456	354
	Czech Koruna	Sell	5/16/12	3,685,263	3,814,196	128,933
	Euro	Sell	5/16/12	16,908,454	16,892,370	(16,084)
	Hungarian Forint	Buy	5/16/12	1,647,192	1,615,811	31,381
	Japanese Yen	Sell	5/16/12	9,867,675	9,590,259	(277,416)
	Mexican Peso	Sell	5/16/12	813,864	830,856	16,992
	Norwegian Krone	Buy	5/16/12	3,879,811	3,910,610	(30,799)
	Polish Zloty	Buy	5/16/12	2,808,567	2,811,002	(2,435)
	Singapore Dollar	Sell	5/16/12	2,325,283	2,297,602	(27,681)
	South African Rand	Buy	5/16/12	1,675,531	1,647,196	28,335
	South Korean Won	Buy	5/16/12	1,787,534	1,802,349	(14,815)
	Swedish Krona	Buy	5/16/12	996,817	1,312,551	(315,734)
	Swiss Franc	Sell	5/16/12	3,048,955	3,061,010	12,055
	Turkish Lira	Buy	5/16/12	3,632,162	3,557,042	75,120
UBS AG
	Australian Dollar	Sell	5/16/12	2,964,407	2,934,078	(30,329)
	Brazilian Real	Buy	5/16/12	3,578,974	3,715,887	(136,913)
	Brazilian Real	Sell	5/16/12	3,578,975	3,636,504	57,529
	British Pound	Buy	5/16/12	815,112	807,269	7,843
	Canadian Dollar	Buy	5/16/12	5,643,291	5,598,317	44,974
	Czech Koruna	Sell	5/16/12	3,684,276	3,800,866	116,590
	Euro	Sell	5/16/12	8,614,932	8,582,152	(32,780)
	Hungarian Forint	Buy	5/16/12	1,891,614	1,853,115	38,499
	Indian Rupee	Sell	5/16/12	1,081,317	1,119,242	37,925
	Japanese Yen	Sell	5/16/12	317,875	329,836	11,961
	New Zealand Dollar	Sell	5/16/12	1,848,298	1,853,774	5,476
	Norwegian Krone	Buy	5/16/12	764,296	717,593	46,703
	Polish Zloty	Buy	5/16/12	1,852,784	1,839,223	13,561
	Singapore Dollar	Sell	5/16/12	2,325,041	2,297,062	(27,979)
	South African Rand	Buy	5/16/12	1,868,799	1,883,781	(14,982)
	South Korean Won	Buy	5/16/12	1,771,083	1,783,252	(12,169)
	Swedish Krona	Buy	5/16/12	5,406,386	5,690,664	(284,278)
	Swiss Franc	Sell	5/16/12	7,317,382	7,344,688	27,306
	Taiwan Dollar	Sell	5/16/12	1,837,256	1,821,500	(15,756)
	Turkish Lira	Buy	5/16/12	2,954,708	2,908,485	46,223
Westpac Banking Corp.
	Australian Dollar	Buy	5/16/12	2,237,377	2,229,595	7,782
	British Pound	Buy	5/16/12	2,910,257	2,878,202	32,055
	Euro	Sell	5/16/12	18,336,612	18,376,446	39,834
	Japanese Yen	Buy	5/16/12	881,943	857,227	24,716
	Mexican Peso	Sell	5/16/12	1,789,611	1,861,962	72,351
	Norwegian Krone	Buy	5/16/12	375,634	378,685	(3,051)
	Swedish Krona	Buy	5/16/12	4,081,367	4,156,486	(75,119)

Total						$(1,329,093)

FUTURES CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	5	$624,231	Jun-12	$18,270
Canadian Government Bond 10 yr (Long)	67	8,956,167	Jun-12	39,711
Euro-Bobl 5 yr (Short)	7	1,161,018	Jun-12	(12,810)
Euro-Bund 10 yr (Long)	56	10,458,609	Jun-12	225,161
Euro-Schatz 2 yr (Short)	161	23,570,602	Jun-12	(59,140)
Euro-Swiss Franc 3 Month (Short)	87	23,943,811	Jun-12	(243,439)
Euro-Swiss Franc 3 Month (Short)	87	23,951,000	Dec-12	(334,912)
Japanese Government Bond 10 yr Mini (Long)	20	3,582,415	Jun-12	20,215
U.K. Gilt 10 yr (Short)	12	2,251,481	Jun-12	(22,544)
U.S. Treasury Note 10 yr (Long)	39	5,158,969	Jun-12	(3,425)

Total				$(372,913)

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $57,094,234) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	$7,284,400	Aug-15/4.375	$348,238
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 2045.	7,284,400	Aug-15/4.375	2,063,328
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	7,284,400	Aug-15/4.46	323,711
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 2045.	7,284,400	Aug-15/4.46	2,162,258
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing August 2026.	64,500,748	Aug-16/4.35	8,257,644
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	27,536,670	Aug-16/4.28	1,002,307
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.28% versus the three month USD-LIBOR-BBA maturing August 2026.	27,536,670	Aug-16/4.28	3,404,359
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	18,053,080	Aug-16/4.68	509,097
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.68% versus the three month USD-LIBOR-BBA maturing August 2026.	18,053,080	Aug-16/4.68	2,675,466
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	15,044,234	Jul-16/4.67	425,752
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing July 2026.	15,044,234	Jul-16/4.67	2,220,529
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,017,693	Jul-16/4.80	157,664
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 2026.	6,017,693	Jul-16/4.80	941,167
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	8,457,241	Jul-16/4.79	216,996
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 2026.	8,457,241	Jul-16/4.79	1,356,051
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	15,141,557	Jul-16/4.74	399,010
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 2026.	15,141,557	Jul-16/4.74	2,378,330
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 2021.	4,622,106	Jun-16/5.12	50,085
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 2021.	4,548,270	Jun-16/4.89	52,760
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	4,519,392	Jun-16/4.575	60,027
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 2021.	4,622,106	Jun-16/4.12	348,068
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 2021.	4,548,270	Jun-16/4.39	385,238
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 2021.	4,519,392	Jun-16/4.575	425,623
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	71,799,174	May-16/4.705	922,619
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 2021.	71,799,174	May-16/4.705	7,023,395
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	22,922,000	Sep-15/4.04	685,437
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 2025.	22,922,000	Sep-15/4.04	2,725,036
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.3625% versus the three month USD-LIBOR-BBA maturing January 2023.	3,282,000	Jan-13/2.3625	104,729
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.355% versus the three month USD-LIBOR-BBA maturing December 2022.	3,282,000	Dec-12/2.355	103,383
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.345% versus the three month USD-LIBOR-BBA maturing December 2022.	3,282,000	Dec-12/2.345	100,954
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.335% versus the three month USD-LIBOR-BBA maturing November 2022.	3,282,000	Nov-12/2.335	98,427
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.32% versus the three month USD-LIBOR-BBA maturing November 2022.	3,282,000	Nov-12/2.32	95,506
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.443% versus the three month USD-LIBOR-BBA maturing October 2022.	11,721,000	Oct-12/2.443	425,472
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.419% versus the three month USD-LIBOR-BBA maturing September 2022.	11,721,000	Sep-12/2.419	401,679
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.4475% versus the three month USD-LIBOR-BBA maturing August 2022.	29,628,000	Aug-12/2.4475	1,073,422
Option on an interest rate swap with Credit Suisse International for the obligation to receive a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	74,503,300	Aug-12/2.855	152,732
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.855% versus the three month USD-LIBOR-BBA maturing August 2022.	74,503,300	Aug-12/2.855	5,147,433
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to receive a fixed rate of 2.73% versus the three month USD-LIBOR-BBA August 2022.	21,595,000	Aug-12/2.73	62,194
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 2.73% versus the three month USD-LIBOR-BBA maturing August 2022.	21,595,000	Aug-12/2.73	1,262,660
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.394% versus the three month USD-LIBOR-BBA maturing August 2022.	11,721,000	Aug-12/2.394	377,299
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.6825% versus the three month USD-LIBOR-BBA maturing July 2022.	3,304,000	Jul-12/2.6825	181,753
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,813,000	Jul-12/2.1714	48,130
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,813,000	Jul-12/2.1714	48,130
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,813,000	Jul-12/2.1714	48,130
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,813,000	Jul-12/2.1714	48,130
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.1714% versus the three month USD-LIBOR-BBA maturing July 2022.	2,813,000	Jul-12/2.1714	48,130
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	23,283,000	Jul-12/2.6075	1,136,443
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.6075% versus the three month USD-LIBOR-BBA maturing July 2022.	23,283,000	Jul-12/2.6075	1,136,443
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.61875% versus the three month USD-LIBOR-BBA maturing July 2022.	23,283,000	Jul-12/2.61875	1,158,096
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.372% versus the three month USD-LIBOR-BBA maturing July 2022.	11,721,000	Jul-12/2.372	350,927
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,754,000	Jun-12/2.183	44,450
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,754,000	Jun-12/2.183	44,450
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,754,000	Jun-12/2.183	44,450
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,754,000	Jun-12/2.183	44,450
Option on an interest rate swap with Barclay's Bank, PLC for the obligation to pay a fixed rate of 2.183% versus the three month USD-LIBOR-BBA maturing June 2022.	2,754,000	Jun-12/2.183	44,450
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	2,266,000	Jun-12/2.195	13,891
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.195% versus the three month USD-LIBOR-BBA maturing June 2022.	2,266,000	Jun-12/2.195	38,023
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.10% versus the three month USD-LIBOR-BBA maturing June 2022.	17,352,000	Jun-12/2.10	152,871
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.10% versus the three month USD-LIBOR-BBA maturing June 2022.	17,352,000	Jun-12/2.10	191,393
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.095% versus the three month USD-LIBOR-BBA maturing June 2022.	17,352,000	Jun-12/2.095	136,907
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.095% versus the three month USD-LIBOR-BBA maturing June 2022.	17,352,000	Jun-12/2.095	176,643
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.346% versus the three month USD-LIBOR-BBA maturing June 2022.	11,721,000	Jun-12/2.346	322,562
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.09% versus the three month USD-LIBOR-BBA maturing May 2022.	17,352,000	May-12/2.09	119,555
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.09% versus the three month USD-LIBOR-BBA maturing May 2022.	17,352,000	May-12/2.09	160,506
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.095% versus the three month USD-LIBOR-BBA maturing May 2022.	17,352,000	May-12/2.095	99,080
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.095% versus the three month USD-LIBOR-BBA maturing May 2022.	17,352,000	May-12/2.095	156,689
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.09% versus the three month USD-LIBOR-BBA maturing May 2022.	17,352,000	May-12/2.09	78,778
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.09% versus the three month USD-LIBOR-BBA maturing May 2022.	17,352,000	May-12/2.09	138,122
Option on an interest rate swap with Bank of America N.A. for the obligation to receive a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	2,266,000	May-12/2.17	4,759
Option on an interest rate swap with Bank of America N.A. for the obligation to pay a fixed rate of 2.17% versus the three month USD-LIBOR-BBA maturing May 2022.	2,266,000	May-12/2.17	29,458
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.	19,551,000	May-12/5.51	6,261,990
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.005% versus the three month USD-LIBOR-BBA maturing May 2022.	3,183,000	May-12/2.005	8,053
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 2.324% versus the three month USD-LIBOR-BBA maturing May 2022.	11,721,000	May-12/2.324	301,931
Option on an interest rate swap with JPMorgan Chase Bank N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 2022.	19,551,000	May-12/5.51	20
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing May 2021.	23,498,613	May-16/5.11	254,067
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing May 2021.	24,125,492	May-16/4.86	278,891
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	24,005,421	May-16/4.60	299,828
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing May 2021.	23,498,613	May-16/4.11	1,763,430
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing May 2021.	24,125,492	May-16/4.36	2,017,374
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing May 2021.	24,005,421	May-16/4.60	2,201,777
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	44,321,532	May-16/4.765	502,163
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 2021.	44,321,532	May-16/4.765	4,362,125

Total			$75,423,533

TBA SALE COMMITMENTS OUTSTANDING at 4/30/12 (proceeds receivable $61,194,688) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, May 1, 2042	$5,000,000	5/14/12	$5,353,516
Federal National Mortgage Association, 3 1/2s, May 1, 2042	54,000,000	5/14/12	56,075,625

Total			$61,429,141

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$76,801,000		$—	3/23/17	1.4045%	3 month USD-LIBOR-BBA	$(1,301,690)
		11,424,000		—	3/23/42	3 month USD-LIBOR-BBA	3.0995%	704,496
		15,050,000		—	3/29/22	2.24312%	3 month USD-LIBOR-BBA	(322,709)
		86,475,000		—	4/17/14	0.5725%	3 month USD-LIBOR-BBA	(43,528)
		28,073,000		—	4/18/17	1.14%	3 month USD-LIBOR-BBA	(77,580)
	CAD	6,105,000		—	4/20/14	1.58%	3 month CAD-BA-CDOR	1,703
	CAD	10,418,000		—	4/20/17	1.98%	3 month CAD-BA-CDOR	(10,120)
	CAD	2,612,000		—	4/20/22	2.56%	3 month CAD-BA-CDOR	(2,476)
	Barclay’s Bank, PLC
		$10,361,000		193,440	4/18/22	2.3475%	3 month USD-LIBOR-BBA	(113,241)
		6,683,000		—	4/16/22	2.15%	3 month USD-LIBOR-BBA	(76,062)
		6,878,000		—	4/16/14	3 month USD-LIBOR-BBA	0.565%	2,689
		3,760,000		—	4/19/17	3 month USD-LIBOR-BBA	1.145%	11,154
		3,394,000		—	4/20/14	3 month USD-LIBOR-BBA	0.56%	912
		3,253,000		—	4/20/14	0.56%	3 month USD-LIBOR-BBA	(875)
		3,253,000		—	4/20/22	3 month USD-LIBOR-BBA	2.08875%	17,781
		3,688,000		—	4/25/22	2.059%	3 month USD-LIBOR-BBA	(8,614)
		2,371,000		—	4/25/14	3 month USD-LIBOR-BBA	0.569%	1,013
		5,656,562		—	5/2/22	2.047%	3 month USD-LIBOR-BBA	(3,394)
		28,071,000		—	4/4/17	3 month USD-LIBOR-BBA	1.255%	254,327
		321,787,000		—	4/10/14	0.623%	3 month USD-LIBOR-BBA	(505,124)
		72,681,000		—	4/10/17	1.3155%	3 month USD-LIBOR-BBA	(852,817)
		2,960,000		—	4/11/42	3.06%	3 month USD-LIBOR-BBA	(154,185)
		10,260,000		—	4/11/17	3 month USD-LIBOR-BBA	1.29625%	110,187
		3,763,000		—	4/11/22	2.12%	3 month USD-LIBOR-BBA	(33,969)
		1,373,000		—	4/12/22	2.085%	3 month USD-LIBOR-BBA	(7,844)
		2,266,000		9,291	4/18/22	2.15%	3 month USD-LIBOR-BBA	(16,289)
	AUD	5,469,000		—	4/16/14	3 month AUD-BBR-BBSW	3.84%	14,158
	AUD	3,906,000		—	4/16/17	6 month AUD-BBR-BBSW	4.22%	20,616
	AUD	3,361,000		—	4/18/22	6 month AUD-BBR-BBSW	4.595%	35,045
	AUD	7,820,000		—	4/5/22	6 month AUD-BBR-BBSW	4.73%	172,492
	EUR	38,980,000		—	4/25/14	1.045%	6 month EUR-EURIBOR-REUTERS	(117,385)
	EUR	19,954,000		—	4/25/17	1.51%	6 month EUR-EURIBOR-REUTERS	(115,252)
	EUR	9,629,000		—	4/25/22	2.215%	6 month EUR-EURIBOR-REUTERS	(42,416)
	EUR	1,190,000		—	4/25/42	6 month EUR-EURIBOR-REUTERS	2.475%	(6,457)
	GBP	9,900,000		—	4/18/17	6 month GBP-LIBOR-BBA	1.645%	(25,729)
	GBP	3,892,000		—	4/18/22	2.43%	6 month GBP-LIBOR-BBA	(3,769)
	GBP	1,842,000		—	4/18/42	6 month GBP-LIBOR-BBA	3.21%	(939)
	GBP	5,884,000		—	4/30/22	6 month GBP-LIBOR-BBA	2.43%	3,056
	JPY	1,540,785,000		—	4/13/17	0.45625%	6 month JPY-LIBOR-BBA	(37,633)
		$3,619,000		—	4/11/22	2.265%	3 month USD-LIBOR-BBA	(81,347)
	AUD	12,681,000		—	3/20/17	6 month AUD-BBR-BBSW	4.52%	237,534
	AUD	9,294,000		—	3/20/22	4.82%	6 month AUD-BBR-BBSW	(270,967)
	AUD	13,114,000		—	3/20/14	4.205%	3 month AUD-BBR-BBSW	(117,676)
	AUD	5,387,000		—	3/20/22	4.82%	6 month AUD-BBR-BBSW	(157,058)
	AUD	34,263,000		—	3/20/17	4.52%	6 month AUD-BBR-BBSW	(641,796)
	AUD	12,296,000		—	3/16/17	6 month AUD-BBR-BBSW	4.71%	340,125
	AUD	5,077,000		—	3/16/22	6 month AUD-BBR-BBSW	5.0175%	233,048
	GBP	14,160,000		—	8/8/21	2.9785%	6 month GBP-LIBOR-BBA	(1,346,669)
	GBP	6,323,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(913,024)
	GBP	21,410,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	2,177,897
	JPY	3,010,354,000		—	2/13/17	6 month JPY-LIBOR-BBA	0.48%	139,980
	JPY	1,505,177,000		—	2/16/17	6 month JPY-LIBOR-BBA	0.4675%	57,795
	JPY	3,010,354,000		—	2/17/17	6 month JPY-LIBOR-BBA	0.44125%	65,985
	JPY	11,789,100,000		—	3/6/14	6 month JPY-LIBOR-BBA	0.34375%	(19,370)
	JPY	4,761,000,000		—	3/6/17	0.4725%	6 month JPY-LIBOR-BBA	(186,476)
	JPY	9,185,900,000		—	3/30/14	0.3525%	6 month JPY-LIBOR-BBA	(15,910)
	JPY	1,224,100,000		—	3/30/17	0.4925%	6 month JPY-LIBOR-BBA	(59,648)
	Citibank, N.A.
		$2,053,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	10,840
		11,801,000		—	3/23/17	3 month USD-LIBOR-BBA	1.4259%	212,435
		92,000		—	3/23/17	1.412%	3 month USD-LIBOR-BBA	(1,593)
		365,000		—	3/23/22	2.407%	3 month USD-LIBOR-BBA	(13,537)
		7,523,000		—	3/30/22	2.248%	3 month USD-LIBOR-BBA	(164,214)
		4,306,000		—	4/12/17	3 month USD-LIBOR-BBA	1.175%	20,507
	Credit Suisse International
		10,842,000		—	4/30/22	3 month USD-LIBOR-BBA	2.068%	31,382
		1,655,000		—	4/30/22	3 month USD-LIBOR-BBA	2.068%	4,790
		39,450,000		—	4/30/14	3 month USD-LIBOR-BBA	0.56%	6,770
		8,469,000		—	4/30/22	2.07%	3 month USD-LIBOR-BBA	(26,038)
		1,397,000		—	4/30/22	2.077%	3 month USD-LIBOR-BBA	(5,204)
		2,548,000	(E)	—	8/17/22	3 month USD-LIBOR-BBA	2.4475%	74,860
		9,895,000		—	4/5/22	3 month USD-LIBOR-BBA	2.25%	213,100
		1,623,000		—	4/12/42	2.8825%	3 month USD-LIBOR-BBA	(24,254)
		1,083,000		—	4/12/42	2.835%	3 month USD-LIBOR-BBA	(5,446)
		51,928,000		—	4/13/14	0.5925%	3 month USD-LIBOR-BBA	(46,991)
	CAD	45,883,000		—	4/20/14	1.58%	3 month CAD-BA-CDOR	12,801
	CAD	1,651,000		—	4/20/17	3 month CAD-BA-CDOR	1.98%	1,604
	CAD	4,023,000		—	4/20/22	3 month CAD-BA-CDOR	2.56%	3,814
	CAD	39,216,000		—	4/26/14	1.71%	3 month CAD-BA-CDOR	(85,492)
	CAD	8,627,000		—	4/26/22	3 month CAD-BA-CDOR	2.61875%	50,816
	CAD	7,845,000		—	4/30/22	3 month CAD-BA-CDOR	2.55%	(4,400)
	CHF	3,418,000		—	4/23/22	1.11%	6 month CHF-LIBOR-BBA	(15,968)
	CHF	11,200,000		—	4/23/14	0.15%	6 month CHF-LIBOR-BBA	8,092
	CHF	5,961,000		—	4/27/17	0.49125%	6 month CHF-LIBOR-BBA	(8,958)
	CHF	87,940,000		—	3/14/14	6 month CHF-LIBOR-BBA	0.17%	597
	CHF	18,676,000		—	3/14/17	6 month CHF-LIBOR-BBA	0.43%	4,622
	CHF	24,427,000		—	3/19/14	0.2575%	6 month CHF-LIBOR-BBA	(46,230)
	CHF	12,099,000		—	3/19/17	0.5525%	6 month CHF-LIBOR-BBA	(83,291)
	CHF	10,098,000		—	3/19/22	6 month CHF-LIBOR-BBA	1.1675%	131,630
	CHF	42,807,000		—	3/22/14	6 month CHF-LIBOR-BBA	0.2275%	50,800
	CHF	2,481,000		—	3/22/22	1.2275%	6 month CHF-LIBOR-BBA	(48,427)
	CHF	2,130,000		—	3/22/17	6 month CHF-LIBOR-BBA	0.58%	17,723
	CHF	11,820,000		—	3/27/22	6 month CHF-LIBOR-BBA	1.1275%	96,435
	CHF	5,945,000		—	3/29/22	6 month CHF-LIBOR-BBA	1.15%	62,873
	CHF	5,471,000		—	4/5/22	1.1725%	6 month CHF-LIBOR-BBA	(68,872)
	CHF	14,914,000		—	4/11/14	0.17%	6 month CHF-LIBOR-BBA	1,779
	CHF	2,506,000		—	4/11/22	6 month CHF-LIBOR-BBA	1.12%	13,160
	CHF	54,689,000		—	4/16/14	0.15125%	6 month CHF-LIBOR-BBA	36,694
	CHF	18,572,000		—	4/19/14	0.14%	6 month CHF-LIBOR-BBA	17,453
	CHF	7,734,000		—	4/19/17	0.4825%	6 month CHF-LIBOR-BBA	(9,534)
	CHF	3,808,000		—	4/19/22	1.125%	6 month CHF-LIBOR-BBA	(21,826)
	EUR	27,472,000		—	4/24/14	6 month EUR-EURIBOR-REUTERS	1.063%	95,334
	EUR	5,455,000		—	4/24/17	6 month EUR-EURIBOR-REUTERS	1.539%	42,112
	EUR	10,485,000		—	4/24/22	6 month EUR-EURIBOR-REUTERS	2.248%	88,779
	EUR	5,647,000		—	4/27/17	6 month EUR-EURIBOR-REUTERS	1.533%	41,144
	GBP	14,164,000		—	8/15/21	6 month GBP-LIBOR-BBA	2.91%	1,199,178
	GBP	8,516,000		—	4/18/17	1.6475%	6 month GBP-LIBOR-BBA	24,317
	GBP	4,202,000		—	4/18/22	2.4275%	6 month GBP-LIBOR-BBA	(2,488)
	MXN	78,540,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	299,293
	SEK	29,000,000		—	1/23/22	2.30%	3 month SEK-STIBOR-SIDE	55,682
	SEK	29,000,000		—	1/25/22	2.4275%	3 month SEK-STIBOR-SIDE	6,860
	SEK	29,000,000		—	2/20/22	3 month SEK-STIBOR-SIDE	2.38%	(52,549)
	SEK	14,903,000		—	2/23/22	2.545%	3 month SEK-STIBOR-SIDE	(5,399)
	SEK	19,381,000		—	2/24/22	2.5375%	3 month SEK-STIBOR-SIDE	(5,089)
	SEK	33,140,000		—	3/1/14	1.9675%	3 month SEK-STIBOR-SIDE	8,041
	SEK	3,370,000		—	3/1/17	2.165%	3 month SEK-STIBOR-SIDE	653
	SEK	48,706,000		—	3/6/22	3 month SEK-STIBOR-SIDE	2.475%	(28,172)
	SEK	39,400,000		—	3/13/22	2.43%	3 month SEK-STIBOR-SIDE	45,734
	SEK	69,123,000		—	3/22/14	3 month SEK-STIBOR-SIDE	2.03%	(1,623)
	SEK	26,020,000		—	3/22/17	2.33%	3 month SEK-STIBOR-SIDE	(24,803)
	SEK	30,172,000		—	3/22/22	2.72%	3 month SEK-STIBOR-SIDE	(79,318)
	SEK	210,277,000		—	4/12/14	1.97%	3 month SEK-STIBOR-SIDE	31,876
	SEK	46,680,000		—	4/12/22	3 month SEK-STIBOR-SIDE	2.4575%	(39,326)
	Deutsche Bank AG
		$2,775,000		—	5/2/17	3 month USD-LIBOR-BBA	1.1066%	1,193
		39,848,000		—	5/2/22	2.046%	3 month USD-LIBOR-BBA	(20,323)
		5,656,562		—	5/2/22	3 month USD-LIBOR-BBA	2.05%	4,978
		1,039,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0475%	4,790
	EUR	54,940,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(7,998,093)
	KRW	9,700,000,000		—	4/24/17	3.54%	3 month KRW-CD-KSDA-BLOOMBERG	(18,720)
	MXN	78,540,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	322,100
	PLN	16,643,000		—	4/12/17	4.99%	6 month PLN-WIBOR-WIBO	(16,065)
	PLN	16,643,000		—	4/13/17	4.99%	6 month PLN-WIBOR-WIBO	(16,404)
	PLN	16,643,000		—	4/16/17	5.01%	6 month PLN-WIBOR-WIBO	(20,685)
	ZAR	35,936,000		—	4/17/17	3 month ZAR-JIBAR-SAFEX	6.76%	(2,831)
	ZAR	36,717,000		—	4/10/17	3 month ZAR-JIBAR-SAFEX	6.95%	37,810
	ZAR	36,717,000		—	4/11/17	3 month ZAR-JIBAR-SAFEX	6.92%	31,389
	Goldman Sachs International
		$14,755,100		—	4/23/22	2.10375%	3 month USD-LIBOR-BBA	(96,853)
		21,946,000		(609,550)	3/26/22	2.075%	3 month USD-LIBOR-BBA	(739,991)
		4,547,000		132,273	4/27/22	2.60%	3 month USD-LIBOR-BBA	(105,613)
		5,814,000		(107,559)	4/27/22	3 month USD-LIBOR-BBA	2.35%	61,915
		38,126,600		—	2/22/14	1 month USD-FEDERAL FUNDS-H.15	0.1925%	54,612
		10,278,000		—	2/23/14	0.19625%	1 month USD-FEDERAL FUNDS-H.15	(15,409)
		20,119,000		—	4/12/22	2.09542%	3 month USD-LIBOR-BBA	(134,361)
		26,145,000		—	4/13/14	0.594%	3 month USD-LIBOR-BBA	(25,378)
		7,469,971		—	4/13/22	2.1375%	3 month USD-LIBOR-BBA	(78,542)
		16,831,000		—	4/18/42	3 month USD-LIBOR-BBA	2.814126%	4,512
	AUD	7,578,000		—	4/20/14	3 month AUD-BBR-BBSW	3.8025%	14,573
	AUD	5,506,000		—	4/20/17	6 month AUD-BBR-BBSW	4.185%	21,922
	AUD	990,000		—	4/20/22	6 month AUD-BBR-BBSW	4.565%	7,926
	AUD	5,250,000		—	3/21/22	5.0175%	6 month AUD-BBR-BBSW	(240,652)
	AUD	2,773,000		—	4/16/22	6 month AUD-BBR-BBSW	4.575%	24,388
	CHF	26,543,000		—	3/15/14	6 month CHF-LIBOR-BBA	0.18%	3,664
	CHF	18,474,000		—	3/15/22	1.06%	6 month CHF-LIBOR-BBA	(15,620)
	CHF	9,853,000		—	3/26/17	6 month CHF-LIBOR-BBA	0.575%	77,782
	CHF	5,906,000		—	3/29/17	6 month CHF-LIBOR-BBA	0.53%	31,363
	CHF	15,633,000		—	4/5/17	0.5225%	6 month CHF-LIBOR-BBA	(72,063)
	CHF	31,594,000		—	4/13/14	0.1125%	6 month CHF-LIBOR-BBA	48,044
	CHF	5,454,000		—	4/13/17	6 month CHF-LIBOR-BBA	0.425%	(5,749)
	CHF	3,214,000		—	4/13/22	6 month CHF-LIBOR-BBA	1.0725%	1,612
	EUR	3,384,000		—	4/24/17	1.53%	6 month EUR-EURIBOR-REUTERS	(23,133)
	EUR	847,000		—	4/24/22	2.24%	6 month EUR-EURIBOR-REUTERS	(6,340)
	EUR	947,000		—	4/24/42	2.51%	6 month EUR-EURIBOR-REUTERS	(4,284)
	EUR	25,200,000		—	9/29/13	1.47%	6 month EUR-EURIBOR-REUTERS	(511,858)
	EUR	6,300,000		—	9/29/15	6 month EUR-EURIBOR-REUTERS	1.775%	263,321
	EUR	46,100,000		—	9/29/21	6 month EUR-EURIBOR-REUTERS	2.54%	3,074,753
	GBP	1,842,000		—	4/18/42	3.21%	6 month GBP-LIBOR-BBA	938
	GBP	12,161,000	(E)	—	9/22/31	6 month GBP-LIBOR-BBA	4.06%	137,363
	GBP	6,323,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	127,406
	GBP	11,495,000	(E)	—	9/23/31	3.99%	6 month GBP-LIBOR-BBA	(42,720)
	GBP	40,194,000		—	2/8/14	1 month GBP-WMBA-SONIA-COMPOUND	0.5175%	(50,329)
	GBP	43,899,000		—	2/10/14	1 month GBP-WMBA-SONIA-COMPOUND	0.505%	(72,689)
	GBP	11,038,000	(E)	—	8/9/31	4.605%	6 month GBP-LIBOR-BBA	(780,853)
	GBP	11,038,000	(E)	—	8/10/31	4.5175%	6 month GBP-LIBOR-BBA	(675,700)
	GBP	18,256,400		—	2/17/14	0.5625%	1 month GBP-WMBA-SONIA-COMPOUND	(618)
	GBP	20,042,000		—	2/21/14	0.558%	1 month GBP-WMBA-SONIA-COMPOUND	1,879
	GBP	19,939,000		—	2/24/14	0.5125%	1 month GBP-WMBA-SONIA-COMPOUND	34,362
	GBP	5,685,000		—	3/2/14	1 month GBP-WMBA-SONIA-COMPOUND	0.54%	(5,349)
	GBP	31,540,600		—	4/4/14	0.5525%	1 month GBP-WMBA-SONIA-COMPOUND	31,496
	GBP	5,332,000		—	4/18/17	1.6475%	6 month GBP-LIBOR-BBA	12,673
	GBP	6,414,000		—	4/18/22	6 month GBP-LIBOR-BBA	2.4325%	8,636
	SEK	51,148,000		—	2/13/17	2.15%	3 month SEK-STIBOR-SIDE	17,966
	SEK	51,148,000		—	2/20/17	3 month SEK-STIBOR-SIDE	1.995%	(71,149)
	SEK	164,970,600		—	2/21/14	3 month SEK-STIBOR-SIDE	1.895%	(77,332)
	SEK	36,660,000		—	2/21/22	2.485%	3 month SEK-STIBOR-SIDE	15,500
	SEK	49,846,000		—	2/23/17	2.1575%	3 month SEK-STIBOR-SIDE	12,445
	SEK	19,430,000		—	3/1/22	3 month SEK-STIBOR-SIDE	2.5275%	2,489
	SEK	39,171,000		—	3/6/17	3 month SEK-STIBOR-SIDE	2.115%	(21,600)
	SEK	39,374,000		—	3/29/22	3 month SEK-STIBOR-SIDE	2.6325%	58,514
	JPMorgan Chase Bank NA
		$10,041,800		—	4/19/22	2.107%	3 month USD-LIBOR-BBA	(72,573)
		1,113,000		—	4/20/22	3 month USD-LIBOR-BBA	2.085%	5,704
		2,833,000		—	4/27/14	3 month USD-LIBOR-BBA	0.568%	1,032
		607,000		—	4/27/17	1.159%	3 month USD-LIBOR-BBA	(1,983)
		8,959,000		—	4/27/22	3 month USD-LIBOR-BBA	2.11%	61,931
		1,911,000		—	4/27/42	2.858%	3 month USD-LIBOR-BBA	(16,866)
		39,450,000		—	5/1/14	3 month USD-LIBOR-BBA	0.56%	7,140
		8,469,000		—	5/1/22	2.08%	3 month USD-LIBOR-BBA	(31,505)
		14,182,400		688,555	4/12/22	4.8675%	3 month USD-LIBOR-BBA	(3,052,072)
		2,600,000		—	3/23/22	2.39%	3 month USD-LIBOR-BBA	(92,324)
		56,193,000		—	3/23/17	1.398%	3 month USD-LIBOR-BBA	(934,602)
		11,286,765		—	4/10/22	2.354%	3 month USD-LIBOR-BBA	(347,401)
	CAD	52,788,000		—	4/20/14	3 month CAD-BA-CDOR	1.58%	(14,567)
	CAD	8,746,000		—	4/20/17	3 month CAD-BA-CDOR	1.98%	8,496
	CAD	1,451,000		—	4/20/22	2.56%	3 month CAD-BA-CDOR	(1,376)
	CAD	39,216,000		—	4/27/14	1.67%	3 month CAD-BA-CDOR	(52,592)
	CAD	8,627,000		—	4/27/22	3 month CAD-BA-CDOR	2.57%	11,805
	CAD	8,100,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	61,964
	EUR	6,868,000		—	3/23/14	1 month EUR-EONIA-OIS-COMPOUND	0.506%	34,219
	EUR	11,267,000		—	3/23/17	1 month EUR-EONIA-OIS-COMPOUND	1.147%	227,518
	EUR	285,000		—	3/23/42	2.65%	6 month EUR-EURIBOR-REUTERS	(12,906)
	GBP	3,783,000		—	3/7/17	6 month GBP-LIBOR-BBA	1.54%	(34,886)
	GBP	1,655,000		—	3/7/22	6 month GBP-LIBOR-BBA	2.354%	(9,507)
	JPY	1,961,078,000		—	2/20/22	6 month JPY-LIBOR-BBA	0.965%	178,248
	JPY	799,200,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	345,246
	JPY	1,074,500,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(7,267)
	JPY	1,662,600,000		—	3/6/22	1.0175%	6 month JPY-LIBOR-BBA	(243,875)
	MXN	44,527,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(150,139)
	MXN	57,580,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(193,977)
	MXN	11,220,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	48,334
	MXN	57,160,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(64,810)
	MXN	154,373,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(175,033)
	MXN	57,160,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	133,018
	MXN	88,180,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	261,367
	UBS AG
	CHF	65,659,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(967,962)

	Total							$(13,487,700)
(E)	See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,435,537	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(6,198)
Barclay's Bank, PLC
	1,435,806	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,712
	753,573	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	2,000
	2,596,722	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,522
	2,042,905	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,659
	1,145,792	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(8,405)
	10,371,179	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(64,879)
	9,054,938	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(56,645)
	6,724,753	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	25,211
	2,599,621	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	15,295
	304,099	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(219)
	12,280,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(172,399)
	7,588,985	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(55,669)
	4,766,950	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	29,779
	1,037,715	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	6,483
	4,456,195	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(32,689)
	4,250,618	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	25,456
	4,498,833	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	11,942
	6,886,196	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	25,816
	6,581,949	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(41,174)
	6,335,389	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	37,276
	17,208,713	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(32,959)
	3,821,825	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,908)
	2,914,378	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,584)
	9,902,287	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	62,405
	28,912,840	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	108,392
	2,651,743	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	16,565
	6,346,777	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23,794
	1,258,361	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,130
	4,080,649	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,392
	2,958,230	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,708
Citibank, N.A.
	4,035,311	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,128
	9,181,594	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34,421
	8,501,391	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	31,871
Credit Suisse International
	847,251	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	5,074
	3,060,531	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,474
	1,757,614	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,366)
	4,976,334	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,130)
	1,434,720	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,195)
	5,097,869	18,320	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(8,605)
Deutsche Bank AG
	4,976,334	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,130)
Goldman Sachs International
	4,389,133	32,233	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,386
	7,020,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	26,816
	5,265,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	14,584
	9,283,717	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,781)
	3,955,856	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(29,018)
	3,435,865	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(25,204)
	1,680,143	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(12,325)
	3,152,010	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,718)
	1,184,119	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,407)
	27,526,859	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(118,859)
	10,252,205	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(44,268)
	3,270,607	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,122)
	10,180,305	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(43,958)
	4,318,214	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(27,011)
	920,913	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,764
	204,279	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,278)
	544,909	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,409)
	4,563,061	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,739
	4,530,263	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(33,232)
	7,884,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(20,814)
	7,884,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(9,067)
	3,077,931	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,895
	3,135,796	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,540)
	7,884,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(6,544)
	7,884,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	36,424
	7,225,949	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	13,839
	12,462,191	(3,894)	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	19,689
EUR	13,603,000	—	10/18/13	(1.7775%)	Eurostat Eurozone HICP excluding tobacco	(141,890)
GBP	4,920,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(3,753)
GBP	4,920,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(25,152)
GBP	4,920,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(27,228)
GBP	4,920,000	—	4/3/22	(3.21%)	GBP Non-revised UK Retail Price Index	(35,212)
JPMorgan Chase Bank NA
EUR	7,278,000	—	4/2/13	(1.98%)	Eurostat Eurozone HICP excluding tobacco	(2,601)

Total						$(596,904)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(41,661)		$4,680,000	12/20/19	(100 bp)	$913,449
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	B3	161,961		1,385,000	3/20/17	500 bp	(58,856)
	Russian Federation, 7 1/2%, 3/31/30	—	—		442,500	4/20/13	(112 bp)	(2,236)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B1	—	EUR	935,000	9/20/13	715 bp	121,112
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	880,000	9/20/13	477 bp	63,195
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	880,000	9/20/13	535 bp	73,335
	JPMorgan Chase Bank NA
	DJ CDX NA HY Series 18 Index	B+/P	158,602		$6,042,000	6/20/17	500 bp	(17,924)
	Russian Federation, 7 1/2%, 3/31/30	Baa1	—		225,000	9/20/13	276 bp	6,730
	Morgan Stanley Capital Services LLC
	Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		1,570,000	10/20/12	339 bp	6,532

	Total							$1,105,337

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2012. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
LOC	Letter of Credit
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $819,697,071.
(b)	The aggregate identified cost on a tax basis is $1,079,850,417, resulting in gross unrealized appreciation and depreciation of $45,786,541 and $37,783,385, respectively, or net unrealized appreciation of $8,003,156.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $51,374 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $378,793,674 and $500,654,450, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $225,309,506 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, and to hedge prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 2,043,300,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 1,829,100,000 on written options contracts for the reporting period.
Futures contracts: The fund used futures contracts to hedge prepayment risk, to hedge interest rate risk, and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 1,700 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, and to gain exposure to specific markets or countries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $364,700,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount and to hedge interest rate risk, to gain exposure on interest rates.
An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $7,564,000,000 on interest rate swap contracts for the reporting period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
The fund had an average notional amount of approximately $32,300,000 on credit default swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $28,210,404 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $37,631,887 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $36,803,270.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$—	$672	$15
Energy	—	—	4,141
Health care	13,461	—	—
Total common stocks	13,461	672	4,156
Asset-backed securities	—	29,861,670	—
Convertible bonds and notes	—	1,508,251	—
Convertible preferred stocks	—	667,652	15
Corporate bonds and notes	—	256,705,079	—
Foreign government bonds and notes	—	66,830,527	—
Mortgage-backed securities	—	269,776,710	—
Preferred stocks	—	1,060,336	—
Purchased options outstanding	—	84,886,151	—
Senior loans	—	15,603,942	—
U.S. Government and Agency Mortgage Obligations	—	175,277,740	—
U.S. Treasury Obligations	—	305,332	—
Warrants	—	2,112	41,939
Short-term investments	26,544,987	158,762,841	—

Totals by level	$26,558,448	$1,061,249,015	$46,110

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,329,093)	$—
Futures contracts	(372,913)	—	—
Written options	—	(75,423,533)	—
TBA sale commitments	—	(61,429,141)	—
Interest rate swap contracts	—	(13,794,150)	—
Total return swap contracts	—	(643,563)	—
Credit default contracts	—	826,435	—

Totals by level	$(372,913)	$(151,793,045)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$1,226,014	$399,579
Foreign exchange contracts	3,393,550	4,722,643
Equity contracts	44,051	—
Interest rate contracts	99,532,125	104,880,133

Total	$104,195,740	$110,002,355

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2012